                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-05443

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER: Calamos Investment Trust

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 2020 Calamos Court, Naperville
                                        Illinois 60563

NAME AND ADDRESS OF AGENT FOR SERVICE:  James S. Hamman, Jr., Secretary,
                                        Calamos Advisors LLC,
                                        2020 Calamos Court,
                                        Naperville, Illinois
                                        60563

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200

DATE OF FISCAL YEAR END: October 31, 2007

DATE OF REPORTING PERIOD: January 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS January 31, 2007 (UNAUDITED)

                               CALAMOS GROWTH FUND

SCHEDULE OF INVESTMENTS JANUARY 31, 2007 (UNAUDITED)

   NUMBER OF
    SHARES                                                                      VALUE
   ---------                                                                    -----
COMMON STOCKS (99.0%)
                     CONSUMER DISCRETIONARY (20.5%)
     1,500,000       American Eagle Outfitters, Inc.<                     $    48,570,000
       500,000       Central European Media Enterprises, Ltd.#<                43,395,000
       525,000       Children's Place Retail Stores, Inc.#<                    28,460,250
     6,800,000       Coach, Inc.#                                             311,848,000
     3,500,000       Comcast Corp.#<                                          155,120,000
       750,000       Crocs, Inc.#<                                             37,755,000
     8,300,000       Directv Group, Inc.#<                                    202,437,000
     1,800,000       Dress Barn, Inc.#<                                        40,446,000
     1,700,000       GameStop Corp.#<                                          90,831,000
     4,800,000       Garmin, Ltd.                                             241,056,000
     2,000,000       Guess?, Inc.#<                                           144,220,000
     1,100,000       Gymboree Corp.#<                                          47,619,000
     2,442,000       Harley-Davidson, Inc.<                                   166,715,340
     2,400,000       IAC/InterActiveCorp.#<                                    92,160,000
     2,400,000       Kohl's Corp.#<                                           170,184,000
     2,500,000       Las Vegas Sands Corp.#<                                  260,175,000
     4,200,000       Marriott International, Inc.<                            202,188,000
     1,700,000       Mattel, Inc.                                              41,412,000
     1,300,000       Mcgraw-Hill Companies, Inc.                               87,204,000
     2,800,000       MGM Mirage#<                                             195,916,000
     4,000,000       News Corp.<                                               97,800,000
     2,729,060       Nike, Inc.<                                              269,658,419
     1,010,000       NutriSystem, Inc.#<                                       44,490,500
     1,275,000       Omnicom Group, Inc.<                                     134,130,000
     1,500,000       Pinnacle Entertainment, Inc.#<                            51,795,000
     2,100,000       Sotheby's Holdings, Inc.<                                 77,868,000
       500,000       V.F. Corp.<                                               37,935,000
     1,500,000       Yum! Brands, Inc.                                         90,015,000
                                                                          ---------------
                                                                            3,411,403,509
                                                                          ---------------
                     CONSUMER STAPLES (3.6%)
     3,790,000       Coca-Cola Company                                        181,465,200
       750,000       Hansen Natural Corp.#<                                    28,567,500
     3,800,000   EUR Heineken, NV                                             192,703,104
     2,900,000   EUR InBev, NV                                                187,054,789
                                                                          ---------------
                                                                              589,790,593
                                                                          ---------------
                     ENERGY (4.7%)
       450,000       Baker Hughes, Inc.                                        31,063,500
     1,900,000       Cameron International Corp.#<                             99,750,000
     3,200,000       ENSCO International, Inc.<                               162,784,000
     1,200,000       FMC Technologies, Inc.#<                                  74,316,000
     3,500,000       Global Industries, Ltd.#                                  47,145,000
     1,800,000       Newfield Exploration Company#                             77,058,000
     1,000,000       Oceaneering International, Inc.#<                         39,470,000
     4,200,000       Smith International, Inc.<                               166,656,000
     1,100,000       Transocean, Inc.#                                         85,107,000
                                                                          ---------------
                                                                              783,349,500
                                                                          ---------------
                     FINANCIALS (10.5%)
       850,000       AllianceBernstein Holding LP                              76,576,500
       700,000       Ameriprise Financial, Inc.                                41,272,000
     1,600,000       Archstone-Smith Trust, REIT                              101,136,000
       850,000       Assurant, Inc.<                                           47,243,000
     1,600,000       Bank of America Corp.                                     84,128,000
       450,000       Bear Stearns & Company                                    74,182,500
       900,000       Cash America International, Inc.                          38,439,000
       350,000       Chicago Mercantile Exchange Holdings, Inc.<              197,155,000

   NUMBER OF
    SHARES                                                                      VALUE
   ---------                                                                    -----
     1,200,000       Franklin Resources, Inc.<                            $   142,932,000
       480,000       Goldman Sachs Group, Inc.                                101,836,800
       700,000       Intercontinentalexchange, Inc.#<                          91,385,000
     2,802,000       Loews Corp.                                              121,774,920
     4,000,000       Merrill Lynch & Company, Inc.                            374,240,000
     2,700,000       Principal Financial Group, Inc.                          166,347,000
     1,500,000       SEI Investments Company                                   93,495,000
                                                                          ---------------
                                                                            1,752,142,720
                                                                          ---------------
                     HEALTH CARE (15.7%)
       900,000       Allergan, Inc.<                                          105,039,000
     1,000,000       AMERIGROUP Corp.#<                                        36,260,000
     4,000,000       Applied Biosystems<                                      139,040,000
     4,200,000       Celgene Corp.#<                                          225,456,000
     1,700,000       DENTSPLY International, Inc.<                             52,428,000
     3,100,000       Forest Laboratories, Inc.#<                              173,941,000
     1,300,000       Genzyme Corp.#<                                           85,449,000
     7,000,000       Gilead Sciences, Inc.#<                                  450,240,000
       600,000       IDEXX Laboratories, Inc.#<                                51,486,000
     1,600,000       Immucor, Inc.#<                                           50,464,000
     3,300,000       IMS Health, Inc.                                          95,238,000
     2,699,000       Johnson & Johnson                                        180,293,200
     1,400,000       Laboratory Corporation of America Holdings#<             102,816,000
     1,400,000       Manor Care, Inc.                                          74,536,000
       500,000   CHF Roche Holding, AG                                         94,174,514
    12,000,000       Schering-Plough Corp.                                    300,000,000
     4,500,000       Thermo Electron, Corp.#<                                 215,325,000
     1,300,000       WellCare Health Plans, Inc.#<                            100,724,000
       750,000       West Pharmaceutical Services, Inc.                        36,397,500
       490,000       Zimmer Holdings, Inc.#<                                   41,267,800
                                                                          ---------------
                                                                            2,610,575,014
                                                                          ---------------
                     INDUSTRIALS (7.0%)
       750,000       Brink's Company                                           46,612,500
       900,000       Cooper Industries, Ltd.<                                  82,251,000
       803,921       Corrections Corporation Of America#<                      39,167,031
     2,500,000       Covanta Holding Corp.#<                                   59,150,000
     3,800,000       Danaher Corp.<                                           281,428,000
     1,100,000       EMCOR Group, Inc.#<                                       63,162,000
     1,503,200       Expeditors International of Washington, Inc.<             64,171,608
       900,000       General Cable Corp.#<                                     38,817,000
     1,300,000       General Dynamics Corp.                                   101,595,000
     5,400,000       JetBlue Airways Corp.#<                                   73,872,000
     1,000,000       Lockheed Martin Corp.                                     97,190,000
     1,600,000       Manitowoc Company, Inc.<                                  82,976,000
     1,000,000       Manpower, Inc.                                            72,930,000
     1,000,000       WESCO International, Inc.#<                               60,720,000
                                                                          ---------------
                                                                            1,164,042,139
                                                                          ---------------
                     INFORMATION TECHNOLOGY (30.5%)
       256,225       Accenture, Ltd.                                            9,672,494
       900,000       Akamai Technologies, Inc.#<                               50,562,000
       881,000       Alliance Data Systems Corp.#<                             59,846,330
       668,000       Amphenol Corp.<                                           45,236,960
    10,700,000       Apple Computer, Inc.#<                                   917,311,000
    17,000,000       Atmel Corp.#<                                            101,660,000
       400,000       Baidu.com, Inc.#<                                         49,976,000
     5,900,000       BMC Software, Inc.#<                                     202,901,000

                 See accompanying Notes to Schedule of Investments

                               CALAMOS GROWTH FUND

SCHEDULE OF INVESTMENTS JANUARY 31, 2007 (UNAUDITED)

   NUMBER OF
    SHARES                                                                      VALUE
   ---------                                                                    -----
     6,500,000       Brocade Communications Systems, Inc.#<               $    55,770,000
       530,000       CDW Corp.<                                                34,010,100
     6,600,000       Cisco Systems, Inc.#                                     175,494,000
     1,700,000       Cognizant Technology Solutions Corp.#<                   144,993,000
     1,100,000       CommScope, Inc.#<                                         35,541,000
     3,200,000       Convergys Corp.#                                          83,328,000
     1,400,000       F5 Networks, Inc.#<                                      100,016,000
     1,500,000       Google, Inc.#<                                           751,950,000
    10,000,000       Hewlett-Packard Company<                                 432,800,000
     1,050,000       Hyperion Solutions Corp.#<                                44,331,000
     1,700,000       Infosys Technologies, Ltd.                                98,600,000
       341,085       Lam Research Corp.#<                                      15,625,104
     1,800,000       Lexmark International, Inc.#<                            113,454,000
     4,000,000       MEMC Electronic Materials, Inc.#<                        209,600,000
       950,000       Mettler-Toledo International, Inc.#                       78,660,000
     6,000,000       Microsoft Corp.                                          185,160,000
       300,000       Microstrategy, Inc.#<                                     36,426,000
     2,600,000       Novellus Systems, Inc.#<                                  80,158,000
     4,200,000       Nuance Communications, Inc.#<                             48,384,000
    24,000,000       Oracle Corp.#                                            411,840,000
       650,000       Research In Motion, Ltd.#<                                83,057,000
     1,000,000       Salesforce.com, Inc.#<                                    43,830,000
     1,700,000       Shanda Interactive Entertainment, Ltd.#                   38,063,000
       918,500       Symantec, Corp.#<                                         16,266,635
     1,800,000       Synopsys, Inc.#<                                          47,880,000
     2,350,000       Thq, Inc.#<                                               71,205,000
     2,700,000       ValueClick, Inc.#<                                        68,904,000
     1,900,000       Varian Semiconductor Equipment Associates,
                     Inc.#<                                                    78,185,000
       831,600       VeriFone Holdings, Inc.#<                                 33,239,052
       612,179       Verigy, Ltd.#                                             11,221,241
                                                                          ---------------
                                                                            5,065,156,916
                                                                          ---------------
                     MATERIALS (2.2%)
     1,400,000       Allegheny Technologies, Inc.                             144,886,000
     1,100,000       International Flavors & Fragrances, Inc.<                 53,328,000
     2,600,000       Pactiv Corp.#<                                            84,344,000
     2,800,000       Titanium Metals Corp.#<                                   86,352,000
                                                                          ---------------
                                                                              368,910,000
                                                                          ---------------
                     TELECOMMUNICATION SERVICES (3.8%)
     4,200,000       America Movil, S.A. de CV<                               186,312,000
     6,300,000       AT&T, Inc.                                               237,069,000
     1,400,000       Millicom International Cellular, SA#<                     93,016,000
     1,000,000       Time Warner Telecom, Inc.#<                               23,280,000
     1,100,000       Vimpel-Communications#                                    93,973,000
                                                                          ---------------
                                                                              633,650,000
                                                                          ---------------
                     UTILITIES (0.5%)
     4,000,000       AES Corp.#<                                               83,160,000
                                                                          ---------------
                     TOTAL COMMON STOCKS
                     (Cost $13,333,058,164)                                16,462,180,391
                                                                          ---------------

   PRINCIPAL
    AMOUNT                                                                      VALUE
   ---------                                                                    -----
SHORT-TERM INVESTMENTS (0.6%)
                     COMMERCIAL PAPER (0.6%)
$   80,000,000       Abbey National, PLC
                     5.210%, 02/01/07                                     $    80,000,000
    11,681,000       Citigroup, Inc.
                     5.210%, 02/01/07                                          11,681,000
                                                                          ---------------
                     TOTAL SHORT-TERM INVESTMENTS
                     (Cost $91,681,000)                                        91,681,000
                                                                          ---------------

   NUMBER OF
    SHARES                                                                      VALUE
   ---------                                                                    -----
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN (15.8%)
 2,631,792,000       Bank of New York Institutional
                     Cash Reserve Fund
                     5.384%
                     (Cost $2,631,792,000)                                  2,631,792,000
                                                                          ---------------
TOTAL INVESTMENTS (115.4%)
(COST $16,056,531,164)                                                     19,185,653,391
                                                                          ---------------
PAYABLE UPON RETURN OF SECURITIES LOAN (-15.8%)                            (2,631,792,000)
                                                                          ---------------
OTHER ASSETS, LESS LIABILITIES (0.4%)                                          75,975,344
                                                                          ---------------
NET ASSETS (100.0%)                                                       $16,629,836,735
                                                                          ---------------

NOTES TO SCHEDULE OF INVESTMENTS

#    Non-income producing security.

<    Security, or portion of security, is on loan.

FOREIGN CURRENCY ABBREVIATIONS

CHF  Swiss Franc

EUR  European Monetary Unit

REIT Real Estate Investment Trust

Note: Value for Securities denominated in foreign currencies are shown in U.S. dollars.

                See accompanying Notes to Schedule of Investments

                             CALAMOS BLUE CHIP FUND

SCHEDULE OF INVESTMENTS JANUARY 31, 2007 (UNAUDITED)

   NUMBER OF
    SHARES                                                                      VALUE
   ---------                                                                    -----
COMMON STOCKS (98.8%)
                     CONSUMER DISCRETIONARY (11.7%)
        45,000       Comcast Corp.#<                                      $     1,994,400
        10,400       Federated Department Stores, Inc.                            431,496
         4,000       Fortune Brands, Inc.                                         334,880
        12,000       General Motors Corp.                                         394,080
        12,000       Harley-Davidson, Inc.                                        819,240
        13,000       Hilton Hotels Corp.<                                         460,070
        38,000       Home Depot, Inc.                                           1,548,120
        11,000       Kohl's Corp.#<                                               780,010
        26,000       Lowe's Companies, Inc.<                                      876,460
        30,000       McDonald's Corp.                                           1,330,500
        50,000       News Corp.                                                 1,162,500
         7,000       Nike, Inc.                                                   691,670
        17,600       Nordstrom, Inc.<                                             980,496
        15,000       Office Depot, Inc.#                                          560,850
         4,500       Omnicom Group, Inc.<                                         473,400
        15,000       Target Corp.                                                 920,400
        85,000       Time Warner, Inc.<                                         1,858,950
        70,000       Walt Disney Company                                        2,461,900
                                                                          ---------------
                                                                               18,079,422
                                                                          ---------------
                     CONSUMER STAPLES (13.2%)
        42,000       Altria Group, Inc.                                         3,670,380
        15,000       Anheuser-Busch Companies, Inc.                               764,550
        18,000       Archer-Daniels-Midland Company                               576,000
        63,000       Coca-Cola Company                                          3,016,440
        11,000       Colgate-Palmolive Company                                    751,300
        20,000       CVS Corp.<                                                   673,000
        23,000       Kroger Company                                               588,800
        43,000       PepsiCo, Inc.                                              2,805,320
        69,000       Procter & Gamble Company                                   4,476,030
         7,000       Reynolds American, Inc.<                                     451,500
        37,000       Wal-Mart Stores, Inc.                                      1,764,530
        20,000       Walgreen Company                                             906,000
                                                                          ---------------
                                                                               20,443,850
                                                                          ---------------
                     ENERGY (10.0%)
         8,000       Apache Corp.                                                 583,760
         4,000       Baker Hughes, Inc.                                           276,120
        27,000       Chevron Corp.                                              1,967,760
        25,000       ConocoPhillips                                             1,660,250
        11,000       Devon Energy Corp.                                           770,990
        73,000       Exxon Mobil Corp.<                                         5,409,300
         9,000       Halliburton Company<                                         265,860
        11,000       Marathon Oil Corp.                                           993,740
        20,000       Nabors Industries, Ltd.#<                                    605,600
        10,000       Occidental Petroleum Corp.<                                  463,600
        16,000       Schlumberger, Ltd.<                                        1,015,840
        14,500       Spectra Energy Corp.                                         378,740
         9,000       Transocean, Inc.#                                            696,330
         8,000       Valero Energy Corp.                                          434,240
                                                                          ---------------
                                                                               15,522,130
                                                                          ---------------
                     FINANCIALS (22.6%)
         7,000       AFLAC, Inc.                                                  333,270
        12,000       Allstate Corp.                                               721,920
        21,000       American Express Company                                   1,222,620
        30,000       American International Group, Inc.                         2,053,500
         9,000       Aon Corp.                                                    322,740
        80,000       Bank of America Corp.                                      4,206,400

   NUMBER OF
    SHARES                                                                      VALUE
   ---------                                                                    -----
        18,000       Bank of New York Company, Inc.                       $       720,180
        15,000       Chubb Corp.                                                  780,600
        80,000       Citigroup, Inc.                                            4,410,400
         8,100       Federal Home Loan Mortgage Corp.                             525,933
         8,200       Franklin Resources, Inc.                                     976,702
         6,000       Goldman Sachs Group, Inc.                                  1,272,960
         5,000       Hartford Financial Services Group, Inc.                      474,550
        55,216       J.P. Morgan Chase & Company                                2,812,151
        25,000       Lehman Brothers Holdings, Inc.                             2,056,000
        33,000       Loews Corp.                                                1,434,180
        21,700       Merrill Lynch & Company, Inc.                              2,030,252
        20,000       MetLife, Inc.                                              1,242,400
        15,000       Moody's Corp.                                              1,073,400
        18,000       Morgan Stanley                                             1,490,220
        10,000       PNC Financial Services Group, Inc.                           737,700
        11,000       Prudential Financial, Inc.<                                  980,430
         8,000       St. Paul Travelers Companies, Inc.                           406,800
        16,000       T Rowe Price Group, Inc.                                     767,840
        32,612       Wachovia Corp.<                                            1,842,578
         6,000       Wells Fargo & Company                                        215,520
                                                                          ---------------
                                                                               35,111,246
                                                                          ---------------
                     HEALTH CARE (11.5%)
        30,000       Abbott Laboratories                                        1,590,000
         8,000       Celgene Corp.#<                                              429,440
        23,000       Eli Lilly and Company                                      1,244,760
         4,000       Express Scripts, Inc.#<                                      278,080
         5,000       Genzyme Corp.#                                               328,650
        12,000       Gilead Sciences, Inc.#                                       771,840
        55,000       Johnson & Johnson                                          3,674,000
        48,000       Merck & Company, Inc.                                      2,148,000
       145,000       Pfizer, Inc.                                               3,804,800
        37,500       Schering-Plough Corp.                                        937,500
        19,000       Thermo Electron, Corp.#                                      909,150
        23,000       Wyeth                                                      1,136,430
         6,000       Zimmer Holdings, Inc.#                                       505,320
                                                                          ---------------
                                                                               17,757,970
                                                                          ---------------
                     INDUSTRIALS (11.7%)
        17,000       Boeing Company                                             1,522,520
        12,500       Burlington Northern Santa Fe Corp.                         1,004,500
        17,000       Danaher Corp.                                              1,259,020
        10,000       Emerson Electric Company                                     449,700
         3,000       FedEx Corp.                                                  331,200
        16,000       General Dynamics Corp.                                     1,250,400
       141,000       General Electric Company                                   5,083,050
        14,000       Honeywell International, Inc.                                639,660
        15,000       Illinois Tool Works, Inc.                                    764,850
        19,000       Lockheed Martin Corp.                                      1,846,610
        15,000       Norfolk Southern Corp.                                       744,750
        13,000       Raytheon Company                                             674,700
        40,000       Tyco International, Ltd.<                                  1,275,200
        20,000       United Technologies Corp.                                  1,360,400
                                                                          ---------------
                                                                              18,206,560
                                                                          ---------------
                     INFORMATION TECHNOLOGY (14.9%)
        25,000       Accenture, Ltd.                                              943,750
        20,000       Apple Computer, Inc.#                                      1,714,600
        23,000       Automatic Data Processing, Inc.                            1,097,560

                See accompanying Notes to Schedule of Investments

                             CALAMOS BLUE CHIP FUND

SCHEDULE OF INVESTMENTS JANUARY 31, 2007 (UNAUDITED)

   NUMBER OF
    SHARES                                                                      VALUE
   ---------                                                                    -----
       100,000       Cisco Systems, Inc.#                                 $     2,659,000
        16,100       Corning, Inc.#                                               335,524
        28,500       eBay, Inc.#                                                  923,115
        14,000       Electronic Data Systems Corp.                                368,340
        16,000       First Data Corp.                                             397,760
         3,400       Google, Inc.#                                              1,704,420
        45,200       Hewlett-Packard Company                                    1,956,256
        70,000       Intel Corp.                                                1,467,200
        20,000       International Business Machines Corp.                      1,983,000
       135,000       Microsoft Corp.                                            4,166,100
       112,000       Oracle Corp.#                                              1,921,920
        11,000       QUALCOMM, Inc.                                               414,260
        17,000       Texas Instruments, Inc.                                      530,230
        16,000       Western Union Company                                        357,440
         5,600       Yahoo!, Inc.#<                                               158,536
                                                                          ---------------
                                                                               23,099,011
                                                                          ---------------
                     MATERIALS (0.4%)
        10,000       Nucor Corp.                                                  645,400
                                                                          ---------------
                     TELECOMMUNICATION SERVICES (1.9%)
        80,000       AT&T, Inc.                                                 3,010,400
                                                                          ---------------
                     UTILITIES (0.9%)
        29,000       Duke Energy Corp.                                            571,010
         9,000       Exelon Corp.                                                 539,910
         7,000       PG&E Corp.                                                   326,760
                                                                          ---------------
                                                                                1,437,680
                                                                          ---------------
                     TOTAL COMMON STOCKS
                     (Cost $124,209,360)                                      153,313,669
                                                                          ---------------

   NUMBER OF
   CONTRACTS                                                                    VALUE
   ---------                                                                    -----
OPTIONS (0.5%)
                     FINANCIALS (0.5%)
           210       S & P 500 Index#
                     Put, 12/22/07, Strike $1,400
                     (Cost $1,092,361)                                            796,950
                                                                          ---------------

   PRINCIPAL
    AMOUNT                                                                      VALUE
   ---------                                                                    -----
SHORT-TERM INVESTMENT (2.1%)
                     COMMERCIAL PAPER (2.1%)
$    3,189,000       Citigroup, Inc.
                     5.210%, 02/01/07
                     (Cost $3,189,000)                                          3,189,000
                                                                          ---------------

   NUMBER OF
    SHARES                                                                      VALUE
   ---------                                                                    -----
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN (10.5%)
    16,304,000       Bank of New York Institutional Cash Reserve
                     Fund
                     5.384%
                     (Cost $16,304,000)                                        16,304,000
                                                                          ---------------
TOTAL INVESTMENTS (111.9%)
(Cost $144,794,721)                                                           173,603,619
                                                                          ---------------
PAYABLE UPON RETURN OF SECURITIES LOAN (-10.5%)                               (16,304,000)
                                                                          ---------------
LIABILITIES, LESS OTHER ASSETS (-1.4%)                                         (2,163,704)
                                                                          ---------------
NET ASSETS (100.0%)                                                           155,135,915
                                                                          ---------------

NOTES TO SCHEDULE OF INVESTMENTS

#    Non-income producing security.

<    Security, or portion of security, is on loan.

Note: The data shown on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

                See accompanying Notes to Schedule of Investments

                               CALAMOS VALUE FUND

SCHEDULE OF INVESTMENTS JANUARY 31, 2007 (UNAUDITED)

   NUMBER OF
    SHARES                                                                      VALUE
   ---------                                                                    -----
COMMON STOCKS (97.0%)
                     CONSUMER DISCRETIONARY (28.1%)
        93,000       Carnival Corp.                                       $     4,795,080
        46,000       Gannett Company, Inc.<                                     2,674,440
        26,000       H&R Block, Inc.<                                             639,600
        77,000       Harley-Davidson, Inc.                                      5,256,790
       122,000       Home Depot, Inc.                                           4,970,280
        65,000       IAC/InterActiveCorp#<                                      2,496,000
        45,000       International Game Technology                              1,955,700
        38,000       Jones Apparel Group USA, Inc.                              1,298,080
        62,000       News Corp.<                                                1,515,900
        14,400       Nike, Inc.                                                 1,422,864
        30,000       Omnicom Group, Inc.                                        3,156,000
        99,000       Time Warner, Inc.                                          2,165,130
       115,000       Toll Brothers, Inc.#<                                      3,890,450
       140,000       Walt Disney Company                                        4,923,800
                                                                          ---------------
                                                                               41,160,114
                                                                          ---------------
                     CONSUMER STAPLES (13.3%)
       120,000       Coca-Cola Company                                          5,745,600
        56,500       Molson Coors Brewing Company<                              4,565,200
         9,000   CHF Nestle Holdings, Inc.                                      3,306,944
        52,000       PepsiCo, Inc.                                              3,392,480
        52,000       Wal-Mart Stores, Inc.                                      2,479,880
                                                                          ---------------
                                                                               19,490,104
                                                                          ---------------
                     FINANCIALS (22.4%)
        53,000       A.G. Edwards, Inc.<                                        3,509,130
        30,000       Ambac Financial Group, Inc.                                2,643,000
        73,000       American International Group, Inc.                         4,996,850
        28,500       Federal Home Loan Mortgage Corp.                           1,850,505
        28,500       Goldman Sachs Group, Inc.                                  6,046,560
        75,000       J.P. Morgan Chase & Company                                3,819,750
        80,000       Merrill Lynch & Company, Inc.                              7,484,800
        58,000       Washington Mutual, Inc.                                    2,586,220
                                                                          ---------------
                                                                               32,936,815
                                                                          ---------------
                     HEALTH CARE (9.7%)
        55,000       Johnson & Johnson                                          3,674,000
       200,000       Pfizer, Inc.                                               5,248,000
        76,000       Wyeth                                                      3,755,160
        18,000       Zimmer Holdings, Inc.#<                                    1,515,960
                                                                          ---------------
                                                                               14,193,120
                                                                          ---------------
                     INFORMATION TECHNOLOGY (21.7%)
       135,000       Cisco Systems, Inc.#                                       3,589,650
       188,000       Dell, Inc.#                                                4,559,000
       115,000       eBay, Inc.#                                                3,724,850
        53,000       Electronic Arts, Inc.#<                                    2,650,000
        95,000       Hewlett-Packard Company                                    4,111,600
       172,000       Microsoft Corp.                                            5,307,920
       300,000   EUR Nokia Corp.                                                6,635,458
        70,000       Oracle Corp.#                                              1,201,200
                                                                          ---------------
                                                                               31,779,678
                                                                          ---------------
                     MATERIALS (1.8%)
         2,900   CHF Givaudan, SA                                               2,625,426
                                                                          ---------------
                     TOTAL COMMON STOCKS
                     (Cost $114,603,499)                                      142,185,257
                                                                          ---------------

   NUMBER OF
   CONTRACTS                                                                    VALUE
   ---------                                                                    -----
OPTIONS (0.5%)
                     FINANCIALS (0.5%)
           190       S & P 500 Index#
                     Put, 12/22/07, Strike $1,400
                     (Cost $988,570)                                      $       721,050
                                                                          ---------------

   PRINCIPAL
    AMOUNT                                                                      VALUE
   ---------                                                                    -----
SHORT-TERM INVESTMENT (3.4%)
                     COMMERCIAL PAPER (3.4%)
$    5,043,000       Citigroup, Inc.
                     5.210%, 02/01/07
                     (Cost $5,043,000)                                          5,043,000
                                                                          ---------------

   NUMBER OF
    SHARES                                                                      VALUE
   ---------                                                                    -----
                     INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON
                     LOAN (9.5%)
    13,879,000       Bank of New York Institutional Cash Reserve Fund
                     5.384%
                     (Cost $13,879,000)                                        13,879,000
                                                                          ---------------
TOTAL INVESTMENTS (110.4%)
(Cost $134,514,069)                                                           161,828,307
                                                                          ---------------
PAYABLE UPON RETURN OF SECURITIES LOANED (-9.5%)                              (13,879,000)
                                                                          ---------------
LIABILITIES, LESS OTHER ASSETS (-0.9%)                                         (1,370,647)
                                                                          ---------------
NET ASSETS (100.0%)                                                       $   146,578,660
                                                                          ---------------

NOTES TO SCHEDULE OF INVESTMENTS

#    Non-income producing security.

<    Security, or portion of security, is on loan.

FOREIGN CURRENCY ABBREVIATIONS

CHF  Swiss Franc

EUR  European Monetary Unit

Note: Value for Securities denominated in foreign currencies are shown in U.S. dollars. The data shown on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

               See accompanying Notes to Schedule of Investments

                        CALAMOS INTERNATIONAL GROWTH FUND

SCHEDULE OF INVESTMENTS JANUARY 31, 2007 (UNAUDITED)

   NUMBER OF
    SHARES                                                                      VALUE
   ---------                                                                    -----
COMMON STOCKS (99.6%)
                     CONSUMER DISCRETIONARY (15.4%)
       285,000   JPY ASICS Corp.                                          $     3,296,604
       285,000   GBP Burberry Group PLC                                         3,705,364
       220,000   JPY Casio Computer Co., Ltd.                                   4,562,131
        40,000       Central European Media Enterprises, Ltd.#                  3,471,600
       530,000   HKD Esprit Holdings, Ltd.                                      5,390,661
        35,000   JPY Fast Retailing Company, Ltd.                               2,782,102
       720,000   AUD Harvey Norman Holdings, Ltd.                               2,290,925
        85,000   SEK Hennes & Mauritz AB                                        4,598,594
       155,000   EUR Industria de Diseno Textil, SA                             8,809,928
       300,000   GBP Marks & Spencer Group PLC                                  3,992,405
         3,200   EUR PUMA AG Rudolf Dassler Sport                               1,168,474
         3,000   CHF Rieter Holding, AG                                         1,723,931
        70,000   JPY Shimano, Inc.                                              2,037,689
       160,000   JPY Suzuki Motor Corp.                                         4,611,201
                                                                          ---------------
                                                                               52,441,609
                                                                          ---------------
                     CONSUMER STAPLES (15.1%)
       320,000   EUR C&C Group, PLC                                             4,712,911
        42,000   DKK Carlsberg A/S                                              4,274,988
       915,000   MXN Grupo Modelo, S.A. de CV                                   4,980,536
        98,000   EUR Heineken, NV                                               4,969,712
       950,000   HKD Hengan International Group Company, Ltd.                   2,597,450
        33,500   EUR Henkel KGaA                                                5,246,884
        84,000   EUR InBev, NV                                                  5,418,139
       220,000   JPY Kirin Brewery Company, Ltd.                                3,386,806
         1,870   CHF Lindt & Spruengli, AG                                      4,630,953
        70,000   GBP Reckitt Benckiser                                          3,379,433
     1,750,000   MXN Wal-Mart de Mexico SA de CV                                7,766,503
                                                                          ---------------
                                                                               51,364,315
                                                                          ---------------
                     ENERGY (5.1%)
       136,000   NOK Acergy SA#                                                 2,658,699
        68,000   NOK Bonheur ASA                                                2,862,856
        60,000   EUR Fugro NV-CVA                                               2,854,091
       235,250   NOK Prosafe ASA                                                3,688,383
        88,000   EUR Saipem SpA                                                 2,172,043
        92,000   EUR Stolt Offshore, SA                                         3,251,967
                                                                          ---------------
                                                                               17,488,039
                                                                          ---------------
                     FINANCIALS (8.0%)
        82,000   AUD Australian Stock Exchange, Ltd.                            2,425,547
       160,000   AUD Babcock & Brown, Ltd.                                      3,241,525
       285,000   JPY Daiwa Securities Group, Inc.                               3,506,374
        28,000   AUD Macquarie Bank, Ltd.                                       1,763,631
       175,000   EUR Piraeus Bank, SA                                           6,315,050
     1,675,000   SGD Singapore Exchange, Ltd.                                   7,405,272
        15,000   DKK Topdanmark AS#                                             2,705,486
                                                                          ---------------
                                                                               27,362,885
                                                                          ---------------
                     HEALTH CARE (9.5%)
        22,000   CHF Actelion, Ltd.#                                            5,361,673
        22,000   JPY Alfresa Holdings Corp.                                     1,379,819
       106,000   JPY Astellas Pharma, Inc.                                      4,523,305
        95,000   AUD CSL, Ltd.                                                  5,143,827
        18,500   CHF Nobel Biocare Holding, AG                                  6,137,722
       120,000   JPY OLYMPUS Corp.                                              3,843,060
        25,000   CHF Roche Holding, AG                                          4,708,726

   NUMBER OF
    SHARES                                                                      VALUE
   ---------                                                                    -----
        80,000   JPY Toho Pharmaceutical Company, Ltd.                    $     1,396,797
                                                                          ---------------
                                                                               32,494,929
                                                                          ---------------
                     INDUSTRIALS (12.0%)
        80,000   SEK Alfa Laval AB                                              3,786,866
       158,000   GBP British Airways, PLC#                                      1,677,784
       400,000   GBP Capita Group, PLC                                          4,999,887
           255   JPY Central Japan Railway Company                              2,736,414
        58,000   EUR Deutsche Lufthansa, AG                                     1,632,256
       132,000   GBP easyJet, PLC#                                              1,697,632
        75,000   JPY Hitachi High-Technologies Corp.                            2,268,724
        55,000   GBP Homeserve, PLC                                             1,865,201
       110,000   EUR KCI Konecranes Oyj                                         3,564,666
        80,000   EUR Kingspan Group, PLC                                        2,021,352
       200,000   AUD Leighton Holdings, Ltd.                                    3,431,742
       620,000   GBP Michael Page International, PLC                            5,844,115
         3,800   CHF Sulzer, AG                                                 5,395,439
                                                                          ---------------
                                                                               40,922,078
                                                                          ---------------
                     INFORMATION TECHNOLOGY (30.3%)
        90,000   JPY Canon, Inc.                                                4,749,552
        63,000   JPY Disco Corp.                                                3,973,569
       700,000   TWD Hon Hai Precision Industry Company, Ltd.                   4,809,720
        67,000   JPY HORIBA, Ltd.                                               2,448,931
       150,000   JPY HOYA Corp.                                                 5,467,139
       190,000       Infosys Technologies, Ltd.                                11,020,000
       225,000   JPY Konica Minolta Holdings, Inc.                              3,074,194
       115,000   CHF Logitech International, SA#                                3,292,656
        80,000   JPY Murata Manufacturing Company, Ltd.                         5,688,138
       120,000       Nice-Systems, Ltd.#                                        3,799,200
        31,000   JPY Nintendo Company, Ltd.                                     9,185,980
       540,000   ZAR Reunert, Ltd.                                              6,379,703
       306,000       Satyam Computer Services, Ltd.                             7,123,680
        44,000   EUR Software AG                                                3,388,561
       120,000   EUR Soitec#                                                    3,554,622
        60,000   JPY Star Micronics Co., Ltd.                                   1,250,846
       400,000   NOK Tandberg ASA                                               6,714,168
       310,000   CHF Temenos Group, AG#                                         5,615,539
        38,500   JPY Tokyo Electron, Ltd.                                       2,737,818
       740,000   JPY Toshiba Corp.                                              4,737,068
       660,000   HKD Vtech Holdings                                             4,087,871
                                                                          ---------------
                                                                              103,098,955
                                                                          ---------------
                     MATERIALS (1.3%)
        40,000   CAD First Quantum Minerals, Ltd.                               2,121,686
        30,000   CAD Teck Cominco, Ltd.                                         2,211,761
                                                                          ---------------
                                                                                4,333,447
                                                                          ---------------
                     TELECOMMUNICATION SERVICES (2.9%)
       146,000       America Movil, S.A. de CV                                  6,476,560
        70,000       China Mobile, Ltd.                                         3,209,094
                                                                          ---------------
                                                                                9,685,654
                                                                          ---------------
                     TOTAL COMMON STOCKS
                     (Cost $275,439,681)                                      339,191,911
                                                                          ---------------

                See accompanying Notes to Schedule of Investments

                        CALAMOS INTERNATIONAL GROWTH FUND

SCHEDULE OF INVESTMENTS JANUARY 31, 2007 (UNAUDITED)

   NUMBER OF
   CONTRACTS                                                                    VALUE
   ---------                                                                    -----
OPTIONS (0.4%)
                     FINANCIALS (0.4%)
           440       S & P 500 Index#
                     Put, 12/27/07, Strike $1,375
                     (Cost $2,412,520)                                    $     1,414,600
                                                                          ---------------

   PRINCIPAL
    AMOUNT                                                                      VALUE
   ---------                                                                    -----
SHORT-TERM INVESTMENT (2.6%)
                     COMMERCIAL PAPER (2.6%)
$    8,842,000       Citigroup, Inc.
                     5.210%, 02/01/07
                     (Cost $8,842,000)                                          8,842,000
                                                                          ---------------
TOTAL INVESTMENTS (102.6%)
(Cost $286,694,201)                                                           349,448,511
                                                                          ---------------
LIABILITIES, LESS OTHER ASSETS (-2.6%)                                         (8,716,308)
                                                                          ---------------
NET ASSETS (100.0%)                                                       $   340,732,203
                                                                          ---------------

NOTES TO SCHEDULE OF INVESTMENTS

#    Non-income producing security.

FOREIGN CURRENCY ABBREVIATIONS

AUD  Australian Dollar
CAD  Canadian Dollar
CHF  Swiss Franc
DKK  Danish Krone
EUR  European Monetary Unit
GBP  British Pound Sterling
HKD  Hong Kong Dollar
JPY  Japanese Yen
MXN  Mexican Peso
NOK  Norwegian Krone
SEK  Swedish Krona
SGD  Singapore Dollar
TWD  New Taiwan Dollar
ZAR  South African Rand

Note: Value for Securities denominated in foreign currencies are shown in U.S. dollars. The data shown on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

                See accompanying Notes to Schedule of Investments

                            INTERNATIONAL GROWTH FUND

       COUNTRY ALLOCATION
--------------------------------
COUNTRY          % OF NET ASSETS
-------          ---------------
Japan                 24.4%
Switzerland           10.8%
United Kingdom         7.9%
Mexico                 5.6%
Australia              5.4%
India                  5.3%
Norway                 3.9%
Bermuda                3.8%
Germany                3.3%
Netherlands            3.2%
Spain                  2.6%
Sweden                 2.5%
Singapore              2.2%
Denmark                2.0%
Ireland                2.0%
South Africa           1.9%
Greece                 1.8%
Belgium                1.6%
Taiwan                 1.4%
Canada                 1.3%
Israel                 1.1%
Finland                1.0%
France                 1.0%
Hong Kong              0.9%
Luxembourg             0.8%
Cayman Islands         0.8%
Italy                  0.6%
United States          0.4%

Country allocations are classified according to country of risk and are based on net assets and may vary over time.

                       CALAMOS GLOBAL GROWTH AND INCOME FUND

SCHEDULE OF INVESTMENTS JANUARY 31, 2007 (UNAUDITED)

   PRINCIPAL
    AMOUNT                                                                      VALUE
   ---------                                                                    -----
CORPORATE BONDS (0.1%)
                     CONSUMER STAPLES (0.1%)
$      470,000       Smithfield Foods, Inc.
                     7.750%, 05/15/13
                     (Cost $472,433)                                      $       480,575
                                                                          ---------------
CONVERTIBLE BONDS (43.5%)
                     CONSUMER DISCRETIONARY (13.2%)
     2,700,000       Aristocrat Leisure, Ltd. (in default)**
                     5.000%, 05/31/06                                           3,254,433
                     Carnival Corp.<
     5,000,000       2.000%, 04/15/21                                           6,693,750
     2,500,000       0.000%, 10/24/21                                           2,165,625
     4,375,000       General Motors Corp.
                     6.250%, 07/15/33                                           4,173,750
     3,800,000       International Game Technology
                     0.000%, 01/29/33                                           3,496,000
     1,900,000   EUR Intralot SA
                     2.250%, 12/20/13                                           2,693,046
     3,310,000       Liberty Media Corp. (Time Warner, Inc.) &
                     0.750%, 03/30/23                                           4,240,937
    11,500,000       Mahindra & Mahindra, Ltd.
                     0.000%, 04/14/11                                          13,272,935
 1,380,000,000   JPY Nikon Corp.
                     0.000%, 03/30/07                                          16,568,396
    11,250,000       Omnicom Group, Inc.
                     0.000%, 07/31/32                                          11,756,250
     8,000,000   EUR Publicis Group, SA+
                     0.750%, 07/17/08                                           3,589,368
     5,485,000   GBP Punch Taverns Redwood Jersey Company Ltd.
                     5.000%, 12/14/10                                          13,254,935
 1,000,000,000   JPY Sharp Corp.
                     0.000%, 09/30/13                                           8,534,968
 1,575,000,000   JPY Suzuki Motor Corp.
                     0.000%, 03/29/13                                          16,313,805
     8,250,000   CHF Swatch Group, AG
                     2.625%, 10/15/10                                           8,918,120
     6,800,000       Walt Disney Company<
                     2.125%, 04/15/23                                           8,491,500
                                                                          ---------------
                                                                              127,417,818
                                                                          ---------------
                     CONSUMER STAPLES (2.1%)
    27,000,000   HKD Hengan International Group Company, Ltd.
                     0.000%, 05/16/11                                           4,230,767
    13,650,000       Nestle Holdings, Inc.
                     0.000%, 06/11/08                                          16,101,236
                                                                          ---------------
                                                                               20,332,003
                                                                          ---------------
                     ENERGY (2.9%)
     9,000,000       CNOOC, Ltd.
                     0.000%, 12/15/09                                          10,651,023
     3,500,000   EUR Fugro, NV
                     2.375%, 04/27/10                                           7,041,415
     5,100,000       Nabors Industries, Inc.
                     0.000%, 06/15/23                                           5,342,250

   PRINCIPAL
    AMOUNT                                                                      VALUE
   ---------                                                                    -----
$    2,750,000       Schlumberger, Ltd.
                     2.125%, 06/01/23                                     $     4,506,562
                                                                          ---------------
                                                                               27,541,250
                                                                          ---------------
                     FINANCIALS (7.2%)
    43,000,000   HKD Getsmart Finance, Ltd. (Sino Land) &
                     1.625%, 11/30/09                                          10,450,461
    13,500,000       Merrill Lynch & Company, Inc.
                     0.000%, 03/13/32                                          17,999,550
 1,575,000,000   JPY Mitsubishi UFJ Securities Company, Ltd.&&
                     0.250%, 09/30/14                                          13,536,543
    16,000,000       QBE Funding Trust III*
                     0.000%, 09/24/24                                          20,050,000
     7,494,000       Wachovia Corp. (Halliburton, Nabors
                     Industries, Amerada Hess) &
                     0.250%, 12/15/10                                           7,316,018
                                                                          ---------------
                                                                               69,352,572
                                                                          ---------------
                     HEALTH CARE (4.8%)
    12,500,000   CHF Actelion, Ltd.
                     0.000%, 11/22/11                                          12,944,277
     1,700,000       Celgene Corp.
                     1.750%, 06/01/08                                           7,550,125
     9,400,000       Gilead Sciences, Inc.*
                     0.500%, 05/01/11                                           9,599,750
    12,000,000       Roche Holdings, Inc.
                     0.000%, 07/25/21                                          12,089,540
     4,000,000       Sepracor Inc.
                     0.000%, 10/15/24                                           4,190,000
                                                                          ---------------
                                                                               46,373,692
                                                                          ---------------
                     INDUSTRIALS (4.5%)
    12,500,000   CHF Adecco, SA
                     0.000%, 08/26/13                                          11,152,247
     4,200,000       AGCO Corp.<
                     1.250%, 12/15/36                                           4,373,250
     6,500,000       Lockheed Martin Corp.++
                     5.124%, 08/15/33                                           8,984,170
     7,000,000   EUR Nexans, SA+
                     1.500%, 01/01/13                                          10,224,654
     4,200,000   EUR Siemens, AG
                     1.375%, 06/04/10                                           8,357,662
                                                                          ---------------
                                                                               43,091,983
                                                                          ---------------
                     INFORMATION TECHNOLOGY (6.1%)
    10,000,000   EUR Cap Gemini, SA+
                     2.500%, 01/01/10                                           7,415,967
     4,500,000       EMC Corp.*
                     1.750%, 12/01/11                                           4,809,375
   600,000,000   JPY Fujitsu, Ltd.
                     0.000%, 05/27/09                                           4,988,959
 1,575,000,000   JPY Konica Minolta Holdings, Inc.
                     0.000%, 12/07/09                                          13,458,889
 1,000,000,000   JPY Nomura Research Institute, Ltd.
                     0.000%, 03/31/14                                           9,436,112
     9,600,000       Symantec Corp.*
                     0.750%, 06/15/11                                          10,404,000

                See accompanying Notes to Schedule of Investments

                       CALAMOS GLOBAL GROWTH AND INCOME FUND

SCHEDULE OF INVESTMENTS JANUARY 31, 2007 (UNAUDITED)

   PRINCIPAL
    AMOUNT                                                                      VALUE
   ---------                                                                    -----
$      800,000   CHF Temenos Group, AG
                     1.500%, 03/21/13                                     $       942,202
   640,000,000   JPY Toshiba Corp.
                     0.000%, 07/21/11                                           7,700,217
                                                                          ---------------
                                                                               59,155,721
                                                                          ---------------
                     TELECOMMUNICATION SERVICES (0.9%)
     2,400,000       Qwest Communications International, Inc.
                     3.500%, 11/15/25                                           3,675,000
     3,300,000       Time Warner Telecom, Inc.
                     2.375%, 04/01/26                                           4,686,000
                                                                          ---------------
                                                                                8,361,000
                                                                          ---------------
                     UTILITIES (1.8%)
     4,500,000   EUR International Power, PLC
                     3.250%, 07/20/13                                           7,142,282
     3,100,000   GBP Scottish & Southern Energy, PLC
                     3.750%, 10/29/09                                          10,317,082
                                                                          ---------------
                                                                               17,459,364
                                                                          ---------------
                     TOTAL CONVERTIBLE BONDS
                     (Cost $367,111,728)                                      419,085,403
                                                                          ---------------
SYNTHETIC CONVERTIBLE SECURITIES (1.0%)
                     GOVERNMENT AGENCY SECURITIES (0.9%)
                     CONSUMER DISCRETIONARY (0.9%)
     8,600,000       United States Treasury Notes<
                     3.375%, 02/15/08                                           8,457,902

   NUMBER OF
   CONTRACTS                                                                    VALUE
   ---------                                                                    -----
                     OPTIONS (0.1%)
                     CONSUMER DISCRETIONARY (0.0%)
           100       Garmin, Ltd.#
                     Call, 01/19/08, Strike $50.00                                 74,500
           120       Office Depot, Inc.#
                     Call, 01/19/08, Strike $40.00                                 43,800
                                                                          ---------------
                                                                                  118,300
                                                                          ---------------
                     CONSUMER STAPLES (0.0%)
           175       Kroger Company#
                     Call, 01/17/09, Strike $25.00                                 74,375
            90       PepsiCo, Inc.#
                     Call, 01/19/08, Strike $60.00                                 73,800
                                                                          ---------------
                                                                                  148,175
                                                                          ---------------
                     FINANCIALS (0.1%)
            10       Chicago Mercantile Exchange Holdings, Inc.#
                     Call, 01/19/08, Strike $510.00                               101,650
            25       Goldman Sachs Group, Inc.#
                     Call, 01/19/08, Strike $190.00                                97,750
            60       Lehman Brothers Holdings, Inc.#
                     Call, 01/19/08, Strike $75.00                                 86,700
            60       Merrill Lynch & Company, Inc.#
                     Call, 01/19/08, Strike $85.00                                 89,100
                                                                          ---------------
                                                                                  375,200
                                                                          ---------------

   NUMBER OF
   CONTRACTS                                                                    VALUE
   ---------                                                                    -----
                     HEALTH CARE (0.0%)
            30       Allergan, Inc.#
                     Call, 01/19/08, Strike $110.00                       $        52,200
                                                                          ---------------
                     INFORMATION TECHNOLOGY (0.0%)
            30       Apple Computer, Inc.#
                     Call, 01/19/08, Strike $90.00                                 38,100
           115       Hewlett-Packard Company#
                     Call, 01/19/08, Strike $40.00                                 81,650
           115       Intuit, Inc.#
                     Call, 01/19/08, Strike $35.00                                 27,887
           115       Motorola, Inc.#
                     Call, 01/19/08, Strike $22.50                                 15,813
           100       NVIDIA Corp.#
                     Call, 01/19/08, Strike $40.00                                 24,500
                                                                          ---------------
                                                                                  187,950
                                                                          ---------------
                     TELECOMMUNICATION SERVICES (0.0%)
           100       America Movil, S.A. de CV#
                     Call, 01/19/08, Strike $40.00                                 90,000
            45       NII Holdings, Inc.#
                     Call, 01/19/08, Strike $70.00                                 60,975
                                                                          ---------------
                                                                                  150,975
                                                                          ---------------
                        TOTAL OPTIONS                                           1,032,800
                                                                          ---------------
                     TOTAL SYNTHETIC CONVERTIBLE SECURITIES
                     (Cost $9,563,264)                                          9,490,702
                                                                          ---------------

   NUMBER OF
    SHARES                                                                      VALUE
   ---------                                                                    -----
CONVERTIBLE PREFERRED STOCKS (1.5%)
                     FINANCIALS (1.5%)
         6,100       Fortis Insurance, N.V. (Assurant, Inc.)*&
                     7.750%                                                     8,650,410
         7,500   CHF Swiss Re
                     6.000%                                                     6,219,274
                                                                          ---------------
                                                                               14,869,684
                                                                          ---------------
                     TOTAL CONVERTIBLE PREFERRED STOCKS
                     (Cost $13,262,229)                                        14,869,684
                                                                          ---------------
COMMON STOCKS (51.0%)
                     CONSUMER DISCRETIONARY (11.9%)
       285,000   JPY Casio Computer Company, Ltd.                               5,910,034
       100,000       Coach, Inc.#                                               4,586,000
       634,700   HKD Esprit Holdings, Ltd.                                      6,455,570
        95,000       Harley-Davidson, Inc.                                      6,485,650
       173,000   SEK Hennes & Mauritz AB                                        9,359,492
       230,000       Home Depot, Inc.                                           9,370,200
       210,000   JPY Honda Motor Company, Ltd.                                  8,253,087
       235,000   EUR Industria de Diseno Textil, SA                            13,356,987
        55,000       ITT Educational Services, Inc.#                            4,268,000
       330,000   GBP Marks & Spencer Group PLC                                  4,391,646
       480,000       News Corp.<                                               11,736,000
        45,000       Nike, Inc.<                                                4,446,450
       103,000   CHF Swatch Group, AG                                           4,960,517
       205,000       Toll Brothers, Inc.#<                                      6,935,150
       190,000       Walt Disney Company                                        6,682,300

                See accompanying Notes to Schedule of Investments

                       CALAMOS GLOBAL GROWTH AND INCOME FUND

SCHEDULE OF INVESTMENTS JANUARY 31, 2007 (UNAUDITED)

   NUMBER OF
    SHARES                                                                      VALUE
   ---------                                                                    -----
       230,000   JPY Yamaha Motor Corp.                                   $     7,143,718
                                                                          ---------------
                                                                              114,340,801
                                                                          ---------------
                     CONSUMER STAPLES (7.4%)
        90,000       Coca-Cola Company                                          4,309,200
     1,300,000   MXN Grupo Modelo, S.A. de CV                                   7,076,172
       173,000   EUR Heineken, NV                                               8,773,062
        30,000   EUR Henkel KGaA                                                4,698,703
       110,000   EUR InBev, NV                                                  7,095,182
         4,200   CHF Lindt & Spruengli, AG                                     10,401,071
       145,000       PepsiCo, Inc.                                              9,459,800
        72,000       Procter & Gamble Company                                   4,670,640
     3,300,000   MXN Wal-Mart de Mexico SA de CV                               14,645,405
                                                                          ---------------
                                                                               71,129,235
                                                                          ---------------
                     ENERGY (1.2%)
        34,000       PetroChina Company, Ltd.<                                  4,193,220
       493,750   NOK Prosafe ASA                                                7,741,293
                                                                          ---------------
                                                                               11,934,513
                                                                          ---------------
                     FINANCIALS (2.2%)
        67,400       A.G. Edwards, Inc.<                                        4,462,554
       415,000   JPY Daiwa Securities Group, Inc.                               5,105,772
        55,000       Goldman Sachs Group, Inc.                                 11,668,800
                                                                          ---------------
                                                                               21,237,126
                                                                          ---------------
                     HEALTH CARE (5.3%)
       245,000   JPY Astellas Pharma, Inc.                                     10,454,808
        90,000   AUD CSL, Ltd.                                                  4,873,100
       105,000       Johnson & Johnson                                          7,014,000
       105,000   CHF Novartis International AG                                  6,054,011
       210,000       Pfizer, Inc.                                               5,510,400
       120,000   JPY Takeda Chemical Industries                                 7,849,959
       195,000       Thermo Electron, Corp.#                                    9,330,750
                                                                          ---------------
                                                                               51,087,028
                                                                          ---------------
                     INDUSTRIALS (2.4%)
       110,000   SEK Alfa Laval AB                                              5,206,941
       365,000   GBP Capita Group, PLC                                          4,562,397
        57,000       Danaher Corp.                                              4,221,420
       285,000   AUD Leighton Holdings, Ltd.                                    4,890,232
        45,000       Lockheed Martin Corp.                                      4,373,550
                                                                          ---------------
                                                                               23,254,540
                                                                          ---------------
                     INFORMATION TECHNOLOGY (18.8%)
       195,000   JPY Canon, Inc.                                               10,290,697
       340,000       Cisco Systems, Inc.#                                       9,040,600
        55,000       Cognizant Technology Solutions Corp.#                      4,690,950
       175,000       Dell, Inc.#                                                4,243,750
       150,000       eBay, Inc.#<                                               4,858,500
       300,000   JPY HOYA Corp.                                                10,934,278
       480,000       Infosys Technologies, Ltd.<                               27,840,000
       135,000   JPY Kyocera Corp.                                             12,462,241
       430,000       Microsoft Corp.                                           13,269,800
       115,000   JPY Murata Manufacturing Company, Ltd.                         8,176,699
        70,000   JPY Nintendo Company, Ltd.                                    20,742,536
     1,000,000   EUR Nokia Corp.                                               22,118,194
       350,000       Oracle Corp.#                                              6,006,000
       175,000   EUR SAP, AG                                                    8,110,856
       600,000       Satyam Computer Services, Ltd.<                           13,968,000
       600,000   JPY Toshiba Corp.                                              3,840,866
                                                                          ---------------
                                                                              180,593,967
                                                                          ---------------

   NUMBER OF
    SHARES                                                                      VALUE
   ---------                                                                    -----
                     MATERIALS (0.7%)
         7,700   CHF Givaudan, SA                                         $     6,970,958
                                                                          ---------------
                     TELECOMMUNICATION SERVICES (1.1%)
       240,000       America Movil, S.A. de CV                                 10,646,400
                                                                          ---------------
                     TOTAL COMMON STOCKS
                     (Cost $393,541,798)                                      491,194,568
                                                                          ---------------

   NUMBER OF
   CONTRACTS                                                                    VALUE
   ---------                                                                    -----
OPTIONS (0.4%)
                     FINANCIALS (0.4%)
         1,000       S & P 500 Index#
                     Put,12/22/07, Strike $1,400
                     (Cost $5,201,718)                                          3,795,000
                                                                          ---------------

   PRINCIPAL
    AMOUNT                                                                      VALUE
   ---------                                                                    -----
SHORT-TERM INVESTMENTS (3.9%)
                     COMMERCIAL PAPER (3.9%)
    30,000,000       Abbey National, PLC
                     5.210%, 02/01/07                                          30,000,000
     7,498,000       Citigroup, Inc.
                     5.210%, 02/01/07                                           7,498,000
                                                                          ---------------
                                                                               37,498,000
                                                                          ---------------
                     TOTAL SHORT-TERM INVESTMENTS
                     (Cost $37,498,000)                                        37,498,000
                                                                          ---------------

   NUMBER OF
    SHARES                                                                      VALUE
   ---------                                                                    -----
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN (8.6%)
    82,312,000       Bank of New York Institutional
                     Cash Reserve Fund
                     5.384%
                     (Cost $82,312,000)                                        82,312,000
                                                                          ---------------
TOTAL INVESTMENTS (110.0%)
(Cost $908,963,170)                                                         1,058,725,932
                                                                          ---------------
LIABILITIES, LESS OTHER ASSETS (-1.4%)                                        (13,819,546)
                                                                          ---------------
PAYABLE UPON RETURN OF SECURITIES LOANED (-8.6%)                              (82,312,000)
                                                                          ---------------
NET ASSETS (100.0%)                                                       $   962,594,386
                                                                          ---------------

NOTES TO SCHEDULE OF INVESTMENTS

& Securities exchangeable or convertible into securities of an entity different than the issuer. Such entity is identified in the parenthetical.

-    Security is considered illiquid and may be difficult to sell.

                See accompanying Notes to Schedule of Investments

                       CALAMOS GLOBAL GROWTH AND INCOME FUND

SCHEDULE OF INVESTMENTS JANUARY 31, 2007 (UNAUDITED)

* 144A securities are those that are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are generally issued to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must generally be effected through a sale that is exempt from registration (e.g. a sale to another QIB), or the security must be registered for public sale. At January 31, 2007, the market value of 144A securities that were not subject to mandatory issuer registration obligations is $40,053,750 or 4.2% of net assets.

#    Non-income producing security.

<    Security, or portion of security, is on loan.

+ Security is purchased at a price that takes into account the value, if any, of accrued but unpaid interest.

&& Security has been priced at a fair value following procedures approved by the Board of Trustees, and at January 31, 2007 involved the use of estimates and assumptions as determined by management personnel without the utilization of an independent third party pricing service.

++ Variable rate or step bond security. The interest rate shown is the rate in effect at January 31, 2007.

** In default status, such order being entered by a court in August 2005, and considered illiquid and non-income producing. The Fund has received partial payment of $2,700,000 as of January 31, 2007. The instrument has been priced at a fair value following procedures approved by the Board of Trustees, and at January 31, 2007, involved the use of estimates and assumptions as determined by management personnel after evaluating information provided in the aforementioned court order and other relevant data.

FOREIGN CURRENCY ABBREVIATIONS

AUD  Australian Dollar

CHF  Swiss Franc

EUR  European Monetary Unit

GBP  British Pound Sterling

HKD  Hong Kong Dollar

JPY  Japanese Yen

MXN  Mexican Peso

NOK  Norwegian Krone

SEK  Swedish Krona

Note: Market Value for Securities denominated in foreign currencies are shown in U.S. dollars. The principal amounts for such securities are shown in the respective foreign currency. The date shown on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

                See accompanying Notes to Schedule of Investments

                             GLOBAL GROWTH & INCOME

          COUNTRY ALLOCATION
--------------------------------------
COUNTRY                % OF NET ASSETS
-------                ---------------
United States               31.7%
Japan                       20.9%
Switzerland                 10.0%
India                        5.7%
United Kingdom               4.1%
Australia                    3.4%
Mexico                       3.4%
Finland                      2.3%
France                       2.2%
Germany                      2.2%
Hong Kong                    2.2%
Belgium                      1.6%
Netherlands                  1.6%
Sweden                       1.5%
Spain                        1.4%
Norway                       0.8%
Bermuda                      0.7%
Netherlands Antilles         0.5%
Cayman Islands               0.4%
China                        0.4%
Greece                       0.3%

Country allocations are classified according to country of risk and are based on net assets and may vary over time.

                         CALAMOS GROWTH AND INCOME FUND

SCHEDULE OF INVESTMENTS JANUARY 31, 2007 (UNAUDITED)

   PRINCIPAL
    AMOUNT                                                                      VALUE
   ---------                                                                    -----
CORPORATE BONDS (1.1%)
                     CONSUMER DISCRETIONARY (0.1%)
$    6,000,000       Hasbro, Inc.
                     6.600%, 07/15/28                                     $     5,881,818
                                                                          ---------------
                     CONSUMER STAPLES (0.2%)
    11,030,000       Smithfield Foods, Inc.
                     7.750%, 05/15/13                                          11,278,175
                                                                          ---------------
                     HEALTH CARE (0.4%)
    24,000,000       Tenet Healthcare Corp.<
                     9.250%, 02/01/15                                          24,060,000
                                                                          ---------------
                     INDUSTRIALS (0.4%)
    28,000,000       Hutchison Whampoa, Ltd.*
                     6.250%, 01/24/14                                          28,884,660
                                                                          ---------------
                     TOTAL CORPORATE BONDS
                     (Cost $68,776,748)                                        70,104,653
                                                                          ---------------
CONVERTIBLE BONDS (37.1%)
                     CONSUMER DISCRETIONARY (7.0%)
    16,000,000       Aristocrat Leisure, Ltd. (in default) **
                     5.000%, 05/31/06                                          19,285,531
                     Carnival Corp.<
    78,700,000       0.000%, 10/24/21                                          68,173,875
    16,275,000       2.000%, 04/15/21                                          21,788,156
    37,500,000       General Motors Corp.
                     6.250% 07/15/2033                                         35,775,000
    43,000,000       International Game Technology
                     0.000%, 01/29/33                                          39,560,000
    13,400,000       Lamar Advertising Company
                     2.875%, 12/31/10                                          18,575,750
    31,419,000       Liberty Media Corp. (Time Warner, Inc.)&
                     0.750%, 03/30/23                                          40,255,594
   130,000,000       Omnicom Group, Inc.<
                     0.000%, 07/31/32                                         135,850,000
     9,945,000       Priceline.com, Inc.*
                     0.750%, 09/30/13                                          11,697,806
    56,040,000       Walt Disney Company<
                     2.125%, 04/15/23                                          69,979,950
                                                                          ---------------
                                                                              460,941,662
                                                                          ---------------
                     ENERGY (3.4%)
    20,660,000       Grey Wolf, Inc.<
                     3.750%, 05/07/23                                          24,404,625
    90,000,000       Nabors Industries, Inc.<
                     0.000%, 06/15/23                                          94,275,000
                     Schlumberger, Ltd.
    30,000,000       2.125%, 06/01/23<                                         49,162,500
       200,000       1.500%, 06/01/23                                             353,750
    17,875,000       Veritas DGC, Inc.*++
                     4.610%, 03/15/24                                          59,363,947
                                                                          ---------------
                                                                              227,559,822
                                                                          ---------------
                     FINANCIALS (6.1%)
    60,000,000       Host Hotels & Resorts, Inc.*
                     3.250%, 04/15/24                                          95,325,000

   PRINCIPAL
    AMOUNT                                                                      VALUE
   ---------                                                                    -----
$  134,000,000       Merrill Lynch & Company, Inc.
                     0.000%, 03/13/32                                     $   178,662,200
 3,000,000,000   JPY Mitsubishi UFJ Securities Company, Ltd.-&&
                     0.250%, 09/30/14                                          25,783,891
    54,500,000       Travelers Property Casualty Corp.
                     4.500% 04/15/2032                                         56,156,800
    51,190,000       Wachovia Corp. (Halliburton, Nabors
                     Industries, Amerada Hess)&
                     0.250%, 12/15/10                                          49,974,238
                                                                          ---------------
                                                                              405,902,129
                                                                          ---------------
                     HEALTH CARE (6.7%)
    90,000,000       Amgen, Inc.*
                     0.125%, 02/01/11                                          89,887,500
    40,000,000       Emdeon Corp.<
                     1.750%, 06/15/23                                          41,550,000
    77,000,000       Gilead Sciences, Inc.*
                     0.500%, 05/01/11                                          78,636,250
    22,850,000       Greatbatch, Inc.
                     2.250%, 06/15/13                                          22,107,375
    61,000,000       Sepracor Inc.
                     0.000%, 10/15/24                                          63,897,500
                     Teva Pharmaceutical Industries, Ltd.
    67,000,000       0.250%, 02/01/24                                          72,862,500
    20,500,000       0.500%, 02/01/24<                                         21,473,750
    24,877,000       Valeant Pharmaceuticals International<
                     4.000%, 11/15/13                                          22,855,744
    26,100,000       Wyeth< ++
                     4.877%, 01/15/24                                          28,039,230
                                                                          ---------------
                                                                              441,309,849
                                                                          ---------------
                     INDUSTRIALS (4.0%)
    33,000,000       AGCO Corp.
                     1.250%, 12/15/36                                          34,361,250
    72,000,000       L-3 Communications Holdings< *
                     3.000%, 08/01/35                                          75,060,000
    49,125,000       Lockheed Martin Corp.++
                     5.124%, 08/15/33                                          67,899,593
    72,000,000       Roper Industries, Inc.
                     1.481%, 01/15/34                                          48,510,000
    19,500,000   EUR Siemens, AG
                     1.375%, 06/04/10                                          38,803,429
                                                                          ---------------
                                                                              264,634,272
                                                                          ---------------
                     INFORMATION TECHNOLOGY (7.7%)
    20,000,000       Coherent, Inc.*<
                     2.750%, 03/01/11                                          21,050,000
    41,000,000       CommScope, Inc.
                     1.000%, 03/15/24                                          63,550,000
    15,790,000       Digital River, Inc.
                     1.250%, 01/01/24                                          20,290,150
    23,200,000       DST Systems, Inc.
                     4.125%, 08/15/23                                          35,699,000
    62,000,000       EMC Corp.*
                     1.750%, 12/01/11                                          66,262,500
    31,000,000       Flextronics International Ltd.<
                     1.000%, 08/01/10                                          30,728,750

                See accompanying notes to Schedule of Investments

                         CALAMOS GROWTH AND INCOME FUND

SCHEDULE OF INVESTMENTS JANUARY 31, 2007 (UNAUDITED)

   PRINCIPAL
    AMOUNT                                                                      VALUE
   ---------                                                                    -----
$   20,000,000       Informatica Corp.*
                     3.000%, 03/15/26                                     $    20,025,000
    17,930,000       Macrovision Corp.*
                     2.625%, 08/15/11                                          20,238,487
    17,000,000       Mentor Graphics Corp.*
                     6.250%, 03/01/26                                          22,737,500
    35,000,000       ON Semiconductor Corp.<
                     0.000%, 04/15/24                                          36,312,500
    54,500,000       Sybase, Inc.*<
                     1.750%, 02/22/25                                          63,083,750
   105,000,000       Symantec Corp.*
                     0.750%, 06/15/11                                         113,793,750
                                                                          ---------------
                                                                              513,771,387
                                                                          ---------------
                     TELECOMMUNICATION SERVICES (1.6%)
    43,000,000       Qwest Communications International, Inc.
                     3.500%, 11/15/25                                          65,843,750
    29,490,000       Time Warner Telecom, Inc.
                     2.375%, 04/01/26                                          41,875,800
                                                                          ---------------
                                                                              107,719,550
                                                                          ---------------
                     UTILITIES (0.6%)
    12,000,000   GBP Scottish & Southern Energy, PLC
                     3.750%, 10/29/09                                          39,937,091
                                                                          ---------------
                     TOTAL CONVERTIBLE BONDS
                     (Cost $2,179,539,901)                                  2,461,775,762
                                                                          ---------------
SYNTHETIC CONVERTIBLE SECURITIES (3.9%)
                     GOVERNMENT AGENCY SECURITIES (3.6%)
   242,000,000       United States Treasury Notes<
                     3.375%, 02/15/08                                         238,001,434
                                                                          ---------------

   NUMBER OF
   CONTRACTS                                                                    VALUE
   ---------                                                                    -----
                 OPTIONS (0.3%)
                     CONSUMER DISCRETIONARY (0.0%)
         2,000       Garmin, Ltd.#
                     Call, 01/19/08, Strike $50.00                              1,490,000
         2,650       Office Depot, Inc.#
                     Call, 01/19/08, Strike $40.00                                967,250
                                                                          ---------------
                                                                                2,457,250
                                                                          ---------------
                     CONSUMER STAPLES (0.1%)
         3,750       Kroger Company#
                     Call, 01/17/09, Strike $25.00                              1,593,750
         2,100       PepsiCo, Inc.#
                     Call, 01/19/08, Strike $60.00                              1,722,000
                                                                          ---------------
                                                                                3,315,750
                                                                          ---------------
                     FINANCIALS (0.1%)
           200       Chicago Mercantile Exchange Holdings, Inc.#
                     Call, 01/19/08, Strike $510.00                             2,033,000
           570       Goldman Sachs Group, Inc.#
                     Call, 01/19/08, Strike $190.00                             2,228,700
         1,300       Lehman Brothers Holdings, Inc.#
                     Call, 01/19/08, Strike $75.00                              1,878,500

   NUMBER OF
   CONTRACTS                                                                    VALUE
   ---------                                                                    -----
         1,325       Merrill Lynch & Company, Inc.#
                     Call, 01/19/08, Strike $85.00                        $     1,967,625
                                                                          ---------------
                                                                                8,107,825
                                                                          ---------------
                     HEALTH CARE (0.0%)
           725       Allergan, Inc.#
                     Call, 01/19/08, Strike $110.00                             1,261,500
                                                                          ---------------
                     INFORMATION TECHNOLOGY (0.1%)
           700       Apple Computer, Inc.#
                     Call, 01/19/08, Strike $90.00                                889,000
         2,750       Hewlett-Packard Company#
                     Call, 01/19/08, Strike $40.00                              1,952,500
         2,600       Intuit, Inc.#
                     Call, 01/19/08, Strike $35.00                                630,500
         2,700       Motorola, Inc.#
                     Call, 01/19/08, Strike $22.50                                371,250
         2,050       NVIDIA Corp.#
                     Call, 01/19/08, Strike $40.00                                502,250
                                                                          ---------------
                                                                                4,345,500
                                                                          ---------------
                     TELECOMMUNICATION SERVICES (0.0%)
         1,900       America Movil, S.A. de CV#
                     Call, 01/19/08, Strike $40.00                              1,710,000
         1,100       NII Holdings, Inc.#
                     Call, 01/19/08, Strike $70.00                              1,490,500
                                                                          ---------------
                                                                                3,200,500
                                                                          ---------------
                        TOTAL OPTIONS                                          22,688,325
                                                                          ---------------
                     TOTAL SYNTHETIC CONVERTIBLE SECURITIES
                     (Cost $261,951,800)                                      260,689,759
                                                                          ---------------

   NUMBER OF
    SHARES                                                                      VALUE
   ---------                                                                    -----
CONVERTIBLE PREFERRED STOCKS (5.2%)
                     ENERGY (0.7%)
       400,000       Bristow Group, Inc.
                     5.500%                                                    20,700,000
       200,000       Chesapeake Energy Corp.*
                     5.000%                                                    26,325,000
                                                                          ---------------
                                                                               47,025,000
                                                                          ---------------
                     FINANCIALS (4.0%)
     1,400,000       E*TRADE Financial Corporation
                     6.125%                                                    42,840,000
        22,360       Fortis Insurance, N.V. (Assurant, Inc.)*&
                     7.750%                                                    31,708,716
     2,175,000       Metlife, Inc.
                     6.375%                                                    68,338,500
       490,750       Morgan Stanley (Nuveen Investments, Inc.)&
                     5.875%                                                    21,408,969
       666,000       Washington Mutual, Inc.
                     5.375%                                                    36,896,400
     2,500,000       XL Capital, Ltd.
                     7.000%                                                    63,775,000
                                                                          ---------------
                                                                              264,967,585
                                                                          ---------------

                See accompanying notes to Schedule of Investments

                         CALAMOS GROWTH AND INCOME FUND

SCHEDULE OF INVESTMENTS JANUARY 31, 2007 (UNAUDITED)

   NUMBER OF
    SHARES                                                                      VALUE
   ---------                                                                    -----
                     INDUSTRIALS (0.5%)
     9,000,000   GBP BAE Systems, PLC
                     7.750%                                               $    34,848,034
                                                                          ---------------
                     TOTAL CONVERTIBLE PREFERRED STOCKS
                     (Cost $302,142,936)                                      346,840,619
                                                                          ---------------
COMMON STOCKS (49.4%)
                     CONSUMER DISCRETIONARY (13.0%)
     1,500,000       Coach, Inc.#<                                             68,790,000
       930,000       Garmin, Ltd.                                              46,704,600
     1,900,000       Harley-Davidson, Inc.<                                   129,713,000
     3,200,000       Home Depot, Inc.<                                        130,368,000
       975,000       International Game Technology<                            42,373,500
       435,000       ITT Educational Services, Inc.#<                          33,756,000
     6,050,000       News Corp.<                                              147,922,500
     1,070,000       Nike, Inc.<                                              105,726,700
     1,300,000       Toll Brothers, Inc.#<                                     43,979,000
     3,150,000       Walt Disney Company                                      110,785,500
                                                                          ---------------
                                                                              860,118,800
                                                                          ---------------
                     CONSUMER STAPLES (3.7%)
     2,100,000       Coca-Cola Company                                        100,548,000
     1,675,000       PepsiCo, Inc.<                                           109,277,000
       500,000       Procter & Gamble Company                                  32,435,000
                                                                          ---------------
                                                                              242,260,000
                                                                          ---------------
                     FINANCIALS (6.0%)
       575,000       A.G. Edwards, Inc.<                                       38,070,750
       760,000       Ambac Financial Group, Inc.<                              66,956,000
       600,000       Bank of America Corp.                                     31,548,000
       485,000       Goldman Sachs Group, Inc.<                               102,897,600
       399,004       Hartford Financial Services Group, Inc.                   37,869,469
       240,000       PartnerRe, Ltd.                                           16,320,000
       290,000       Reinsurance Group of America, Inc.                        16,863,500
     2,000,169       Washington Mutual, Inc.                                   89,187,536
                                                                          ---------------
                                                                              399,712,855
                                                                          ---------------
                     HEALTH CARE (8.7%)
       650,000       Forest Laboratories, Inc.#<                               36,471,500
       750,000       Gilead Sciences, Inc.#                                    48,240,000
     1,900,000       Johnson & Johnson                                        126,920,000
     1,450,000       Merck & Company, Inc.                                     64,887,500
     4,750,000       Pfizer, Inc.                                             124,640,000
     3,000,000       Thermo Electron, Corp.#<                                 143,550,000
       425,000       Zimmer Holdings, Inc.#<                                   35,793,500
                                                                          ---------------
                                                                              580,502,500
                                                                          ---------------
                     INDUSTRIALS (4.5%)
       950,000       Danaher Corp.<                                            70,357,000
       800,000       Lockheed Martin Corp.                                     77,752,000
     1,000,000       Manpower, Inc.<                                           72,930,000
       850,000       Raytheon Company<                                         44,115,000
     1,150,000       Tyco International, Ltd.                                  36,662,000
                                                                          ---------------
                                                                              301,816,000
                                                                          ---------------
                     INFORMATION TECHNOLOGY (13.5%)
       900,000       Accenture, Ltd.                                           33,975,000
     4,600,000       Cisco Systems, Inc.#                                     122,314,000
       500,000       Cognizant Technology Solutions Corp.#<                    42,645,000

   NUMBER OF
    SHARES                                                                      VALUE
   ---------                                                                    -----
     2,800,000       Dell, Inc.#<                                         $    67,900,000
     2,100,000       eBay, Inc.#<                                              68,019,000
     3,600,000       Infosys Technologies, Ltd.<                              208,800,000
     5,476,000       Microsoft Corp.                                          168,989,360
     2,800,000   EUR Nokia Corp.                                               61,930,944
     7,000,000       Oracle Corp.#<                                           120,120,000
                                                                          ---------------
                                                                              894,693,304
                                                                          ---------------
                     TOTAL COMMON STOCKS
                     (Cost $2,767,404,894)                                  3,279,103,459
                                                                          ---------------

   NUMBER OF
   CONTRACTS                                                                    VALUE
   ---------                                                                    -----
OPTIONS (0.4%)
                     FINANCIALS (0.4%)
         7,800       S & P 500 Index#
                     Put, 12/22/07, $1,400.00
                     (Cost $40,573,404)                                        29,601,000
                                                                          ---------------

   PRINCIPAL
    AMOUNT                                                                      VALUE
   ---------                                                                    -----
SHORT-TERM INVESTMENTS (1.9%)
                     COMMERCIAL PAPER (1.9%)
$  100,000,000       Abbey National, PLC
                     5.210%, 02/01/07                                         100,000,000
    26,731,000       Citigroup, Inc.
                     5.210%, 02/01/07                                          26,731,000
                                                                          ---------------
                     TOTAL SHORT-TERM INVESTMENTS
                     (Cost $126,731,000)                                      126,731,000
                                                                          ---------------

   NUMBER OF
    SHARES                                                                      VALUE
   ---------                                                                    -----
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN (13.7%)
   908,584,000       Bank of New York Institutional Cash Reserve
                     Fund
                     5.384%
                     (Cost $908,584,000)                                      908,584,000
                                                                          ---------------
TOTAL INVESTMENTS (112.7%)
(Cost $6,655,704,683)                                                       7,483,430,252
                                                                          ---------------
PAYABLE UPON RETURN OF SECURITIES LOANED (-13.7%)                            (908,584,000)
                                                                          ---------------
OTHER ASSETS, LESS LIABILITIES (1.0%)                                          66,609,501
                                                                          ---------------
NET ASSETS (100.0%)                                                       $ 6,641,455,753
                                                                          ---------------

NOTES TO SCHEDULE OF INVESTMENTS

& Securities exchangeable or convertible into securities of an entity different than the issuer. Such entity is identified in the parenthetical.

-    Security is considered illiquid and may be difficult to sell.

<    Security, or portion of security, is on loan.

                See accompanying notes to Schedule of Investments

                         CALAMOS GROWTH AND INCOME FUND

SCHEDULE OF INVESTMENTS JANUARY 31, 2007 (UNAUDITED)

* 144A securities are those that are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are generally issued to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must generally be effected through a sale that is exempt from registration (e.g. a sale to another QIB), or the security must be registered for public sale. At January 31, 2007, the market value of 144A securities that were not subject to mandatory issuer registration obligations is $243,230,876 or 3.7% of net assets.

++ Variable rate or step bond security. The interest rate shown is the rate in effect at January 31, 2007.

#    Non-income producing security.

&& Security has been priced at a fair value following procedures approved by the Board of Trustees, and at January 31, 2007 involved the use of estimates and assumptions as determined by management personnel without the utilization of an independent third party pricing service.

** In default status, such order being entered by a court in August 2005, and considered illiquid and non-income producing. The fund has received partial payment of $16,000,000 as of January 31, 2007. The instrument has been priced at a fair value following procedures approved by the Board of Trustees, and at January 31, 2007, involved the use of estimates and assumptions as determined by management personnel after evaluating information provided in the aforementioned court order and other relevant data.

FOREIGN CURRENCY ABBREVIATIONS

EUR  European Monetary Unit

GBP  British Pound Sterling

JPY  Japanese Yen

Note: Value for Securities denominated in foreign currencies are shown in U.S. dollars. The principal amounts for such securities are shown in the respective foreign currency. The date shown on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

                See accompanying notes to Schedule of Investments

                             CALAMOS HIGH YIELD FUND

SCHEDULE OF INVESTMENTS JANUARY 31, 2007 (UNAUDITED)

   PRINCIPAL
    AMOUNT                                                                      VALUE
   ---------                                                                    -----
CORPORATE BONDS (63.0%)
                     CONSUMER DISCRETIONARY (21.9%)
$    2,448,000       DIRECTV Financing Company, Inc.
                     8.375%, 03/15/13                                     $     2,573,460
                     EchoStar DBS Corp.
     2,212,000       7.125%, 02/01/16                                           2,231,355
        98,000       6.625%, 10/01/14                                              96,285
     1,475,000   GBP EMI Group, PLC
                     9.750%, 05/20/08                                           3,027,178
     2,384,000       Expedia, Inc.*<
                     7.456%, 08/15/18                                           2,460,212
                     Ford Motor Company
     2,261,000       7.875%, 06/15/10                                           2,295,871
     1,475,000       7.450%, 07/16/31<                                          1,203,969
     1,008,000       8.625%, 11/01/10                                           1,042,351
     3,539,000       GameStop Corp.<
                     8.000%, 10/01/12                                           3,760,187
                     General Motors Corp.
     2,458,000       7.200%, 01/15/11                                           2,402,695
       197,000       7.125%, 07/15/13<                                            191,583
                     Goodyear Tire & Rubber Company
     1,475,000       7.857%, 08/15/11<                                          1,515,562
     1,475,000       7.000%, 03/15/28                                           1,327,500
     1,229,000       Hanes Brands, Inc.*++
                     8.735%, 12/15/14                                           1,268,943
       860,000       Hovnanian Enterprises, Inc.<
                     7.750%, 05/15/13                                             860,000
     2,458,000       Idearc, Inc.*
                     8.000%, 11/15/16                                           2,510,232
     1,524,000       Jarden Corp.
                     9.750%, 05/01/12                                           1,621,155
     1,966,000       Liberty Media Corp.
                     8.250%, 02/01/30                                           1,952,875
     2,458,000       Mandalay Resort Group
                     7.625%, 07/15/13                                           2,445,710
     1,966,000       NCL Holding, ASA
                     10.625%, 07/15/14                                          2,010,235
     2,458,000       OfficeMax, Inc.
                     7.125%, 10/15/14                                           2,408,840
     2,556,000       Oxford Industries, Inc.
                     8.875%, 06/01/11                                           2,658,240
       295,000       Phillips-Van Heusen Corp.
                     8.125%, 05/01/13                                             311,225
     1,475,000       Pinnacle Entertainment, Inc.<
                     8.750%, 10/01/13                                           1,567,187
       147,000       RH Donnelley Financial Corp.*
                     10.875%, 12/15/12                                            160,598
        98,000       Station Casinos, Inc.
                     6.875%, 03/01/16                                              90,160
     1,180,000       Vail Resorts, Inc.
                     6.750%, 02/15/14                                           1,168,200
     2,212,000       Warnaco Group, Inc.
                     8.875%, 06/15/13                                           2,361,310
                     Warner Music Group
     1,475,000       7.375%, 04/15/14                                           1,460,250
       983,000   GBP 8.125%, 04/15/14                                           1,984,409

   PRINCIPAL
    AMOUNT                                                                      VALUE
   ---------                                                                    -----
                     WCI Communities, Inc.<
$    1,966,000       6.625%, 03/15/15                                     $     1,798,890
       885,000       7.875%, 10/01/13                                             845,175
        98,000       Wynn Las Vegas, LLC
                     6.625%, 12/01/14                                              97,510
                                                                          ---------------
                                                                               53,709,352
                                                                          ---------------
                     CONSUMER STAPLES (6.8%)
     1,081,000       Chattem, Inc.
                     7.000%, 03/01/14                                           1,072,893
     2,261,000       Constellation Brands, Inc.
                     7.250%, 09/01/16                                           2,323,177
                     Dole Food Company, Inc.
       983,000       7.250%, 06/15/10                                             954,739
       491,000       8.875%, 03/15/11<                                            491,000
       688,000       NBTY, Inc.
                     7.125%, 10/01/15                                             689,720
     2,458,000       Pilgrim's Pride Corp.
                     7.625%, 05/01/15                                           2,445,710
       885,000       Playtex Products, Inc.
                     8.000%, 03/01/11                                             930,356
     3,687,000       Reynolds American, Inc.
                     7.300%, 07/15/15                                           3,840,368
     2,458,000       Smithfield Foods, Inc.
                     7.750%, 05/15/13                                           2,513,305
     1,229,000       SUPERVALU, Inc.
                     7.500%, 11/15/14                                           1,286,713
                                                                          ---------------
                                                                               16,547,981
                                                                          ---------------
                     ENERGY (8.5%)
     3,441,000       Arch Western Finance, LLC
                     6.750%, 07/01/13                                           3,415,193
       983,000       Chesapeake Energy Corp.
                     6.875%, 01/15/16                                             978,085
     1,475,000       Comstock Resources, Inc.
                     6.875%, 03/01/12                                           1,421,531
       128,000       Energy Partners, Ltd.
                     8.750%, 08/01/10                                             130,560
     1,475,000       Giant Industries, Inc.<
                     8.000%, 05/15/14                                           1,591,156
     2,138,000       Hanover Compressor Company
                     9.000%, 06/01/14                                           2,287,660
     3,343,000       Petrohawk Energy Corp.
                     7.125%, 04/01/12                                           3,209,280
     2,655,000       Petroleo Brasileiro, SA
                     8.375%, 12/10/18                                           3,148,830
     1,140,000       Superior Energy Services, Inc.
                     6.875%, 06/01/14                                           1,122,900
     1,475,000       Swift Energy Company
                     9.375%, 05/01/12                                           1,556,125
     1,966,000       Williams Companies, Inc.
                     7.750%, 06/15/31                                           2,074,130
                                                                          ---------------
                                                                               20,935,450
                                                                          ---------------
                     FINANCIALS (3.6%)
                     E*TRADE Financial Corp.
     2,055,000       7.375%, 09/15/13                                           2,142,338
     1,278,000       7.875%, 12/01/15<                                          1,373,850
       983,000       Host Hotels & Resorts, Inc.<
                     7.125%, 11/01/13                                           1,002,660

                See accompanying notes to Schedule of Investments

                             CALAMOS HIGH YIELD FUND

SCHEDULE OF INVESTMENTS JANUARY 31, 2007 (UNAUDITED)

   PRINCIPAL
    AMOUNT                                                                      VALUE
   ---------                                                                    -----
$    2,458,000       Leucadia National Corp.
                     7.000%, 08/15/13                                     $     2,476,435
       344,000       Omega Healthcare Investors, Inc.
                     7.000%, 04/01/14                                             345,720
     1,311,000       Senior Housing Properties Trust
                     7.875%, 04/15/15                                           1,363,440
                                                                          ---------------
                                                                                8,704,443
                                                                          ---------------
                     HEALTH CARE (4.3%)
     1,671,000       Ameripath, Inc.
                     10.500%, 04/01/13                                          1,821,390
     3,441,000       Angiotech Pharmaceuticals, Inc.
                     7.750%, 04/01/14                                           3,182,925
     1,239,000       Bausch & Lomb, Inc.
                     7.125%, 08/01/28                                           1,245,774
     2,458,000       Bio-Rad Laboratories, Inc.
                     7.500%, 08/15/13                                           2,556,320
       147,000       DaVita, Inc.
                     7.250%, 03/15/15                                             149,572
        98,000       Omnicare, Inc.<
                     6.875%, 12/15/15                                              97,265
     1,475,000       Vanguard Health Systems, Inc.<
                     9.000%, 10/01/14                                           1,517,406
                                                                          ---------------
                                                                               10,570,652
                                                                          ---------------
                     INDUSTRIALS (5.7%)
       983,000       American Airlines, Inc.<
                     7.250%, 02/05/09                                           1,007,575
     1,475,000       Armor Holdings, Inc.
                     8.250%, 08/15/13                                           1,548,750
       983,000       Gardner Denver, Inc.
                     8.000%, 05/01/13                                           1,029,693
     1,907,000       General Cable Corp.
                     9.500%, 11/15/10                                           2,021,420
     1,475,000       IKON Office Solutions, Inc.
                     7.750%, 09/15/15                                           1,559,812
     1,291,000       Mobile Mini, Inc.
                     9.500%, 07/01/13                                           1,386,211
     1,701,000       Terex Corp.
                     7.375%, 01/15/14                                           1,743,525
     3,564,000       Wesco Distribution, Inc.
                     7.500%, 10/15/17                                           3,599,640
                                                                          ---------------
                                                                               13,896,626
                                                                          ---------------
                     INFORMATION TECHNOLOGY (4.2%)
     1,280,000       Advanced Micro Devices, Inc.
                     7.750%, 11/01/12                                           1,312,000
       172,000       Anixter International, Inc.
                     5.950%, 03/01/15                                             163,615
        98,000       Avago Technologies*<
                     11.875%, 12/01/15                                            107,800
     2,950,000       Celestica, Inc.
                     7.625%, 07/01/13                                           2,820,938
     2,261,000       Freescale Semiconductor, Inc.*
                     8.875%, 12/15/14                                           2,261,000
        98,000       Sanmina-SCI Corp.
                     8.125%, 03/01/16                                              93,835
     3,343,000       SunGard Data Systems, Inc.
                     9.125%, 08/15/13                                           3,535,222
                                                                          ---------------
                                                                               10,294,410
                                                                          ---------------

   PRINCIPAL
    AMOUNT                                                                      VALUE
   ---------                                                                    -----
                     MATERIALS (5.2%)
$      246,000       Agrium, Inc.
                     7.125%, 05/23/36                                     $       258,980
     2,950,000       Equistar Chemicals, LP
                     10.625%, 05/01/11                                          3,141,750
        98,000       Gibraltar Industries, Inc.
                     8.000%, 12/01/15                                              97,020
                     Ineos Group Holdings, PLC*
     1,770,000   EUR 7.875%, 02/15/16                                           2,180,047
       492,000       8.500%, 02/15/16<                                            473,550
                     Mosaic Company*
     1,475,000       7.625%, 12/01/16                                           1,515,563
       934,000       7.375%, 12/01/14                                             950,345
     1,229,000       Terra Industries, Inc.*
                     7.000%, 02/01/17                                           1,216,710
                     Union Carbide Corp.
       536,000       7.875%, 04/01/23                                             574,149
       246,000       7.500%, 06/01/25<                                            254,005
     2,212,000       Westlake Chemical Corp.<
                     6.625%, 01/15/16                                           2,178,820
                                                                          ---------------
                                                                               12,840,939
                                                                          ---------------
                     TELECOMMUNICATION SERVICES (2.8%)
        98,000       Citizens Communications Company
                     9.000%, 08/15/31                                             106,085
       934,000       IPCS, Inc.
                     11.500%, 05/01/12                                          1,036,740
     1,229,000       Leap Wireless International, Inc.*<
                     9.375%, 11/01/14                                           1,296,595
       983,000   CAD Rogers Communications, Inc.
                     7.250%, 12/15/11                                             912,399
       983,000   CAD Rogers Wireless, Inc.
                     7.625%, 12/15/11                                             928,880
     2,468,000       Syniverse Technologies, Inc.
                     7.750%, 08/15/13                                           2,486,510
                                                                          ---------------
                                                                                6,767,209
                                                                          ---------------
                     TOTAL CORPORATE BONDS
                     (Cost $150,885,917)                                      154,267,062
                                                                          ---------------
CONVERTIBLE BONDS (21.6%)
                     CONSUMER DISCRETIONARY (7.2%)
     1,250,000       EchoStar Communications Corp.
                     5.750%, 05/15/08                                           1,276,562
     1,250,000       General Motors Corp.
                     6.250%, 07/15/33                                           1,192,500
     2,000,000       Interpublic Group of Companies, Inc.*++
                     5.710%, 06/15/09                                           2,588,600
     1,400,000       K2 Corp.
                     5.000%, 06/15/10                                           1,501,500
     2,000,000       Kellwood Company
                     3.500%, 06/15/34                                           1,882,500
     1,000,000       Lamar Advertising Company<
                     2.875%, 12/31/10                                           1,386,250

                See accompanying notes to Schedule of Investments

                             CALAMOS HIGH YIELD FUND

SCHEDULE OF INVESTMENTS JANUARY 31, 2007 (UNAUDITED)

   PRINCIPAL
    AMOUNT                                                                      VALUE
   ---------                                                                    -----
$    1,004,861       Liberty Media Corp. (Motorola, Inc.)&
                     3.500%, 01/15/31                                     $     1,018,426
     2,000,000   GBP Punch Taverns Redwood Jersey Company Ltd.
                     5.000%, 12/14/10                                           4,833,158
                     United Auto Group, Inc.
     1,000,000       3.500%, 04/01/26                                           1,166,250
       630,000       3.500%, 04/01/26*                                            734,738
                                                                          ---------------
                                                                               17,580,484
                                                                          ---------------
                     CONSUMER STAPLES (1.1%)
     1,750,000       Church & Dwight Co., Inc.
                     5.250%, 08/15/33                                           2,673,125
                                                                          ---------------
                     HEALTH CARE (1.8%)
     2,200,000       Emdeon Corp.*
                     3.125%, 09/01/25                                           2,376,000
     2,000,000       Wyeth < ++
                     4.877%, 01/15/24                                           2,148,600
                                                                          ---------------
                                                                                4,524,600
                                                                          ---------------
                     INDUSTRIALS (4.2%)
     1,700,000       Kaydon Corp.
                     4.000%, 05/23/23                                           2,577,625
     2,000,000       Lockheed Martin Corp.++
                     5.124%, 08/15/33                                           2,764,360
     4,200,000       Roper Industries, Inc.
                     1.481%, 01/15/34                                           2,829,750
     2,000,000       Trinity Industries, Inc.
                     3.875%, 06/01/36                                           2,072,500
                                                                          ---------------
                                                                               10,244,235
                                                                          ---------------
                     INFORMATION TECHNOLOGY (6.0%)
     1,500,000       ASM International NV
                     4.250%, 12/06/11                                           1,809,051
     3,000,000       CSG Systems International, Inc.
                     2.500%, 06/15/24                                           3,228,750
     3,500,000       Electronic Data Systems Corp.<
                     3.875%, 07/15/23                                           3,670,625
     2,000,000       Frequency Electronics, Inc.*<
                     2.875%, 06/01/13                                           2,245,000
     1,000,000       Informatica Corp.
                     3.000%, 03/15/26                                           1,001,250
                     Mentor Graphics Corp.
     1,250,000       6.250%, 03/01/26*                                          1,671,875
       800,000       6.250%, 03/01/26<                                          1,070,000
                                                                          ---------------
                                                                               14,696,551
                                                                          ---------------
                     UTILITIES (1.3%)
       750,000   EUR International Power, PLC
                     3.250%, 07/20/13                                           1,190,380
       600,000   GBP Scottish & Southern Energy, PLC
                     3.750%, 10/29/09                                           1,996,855
                                                                          ---------------
                                                                                3,187,235
                                                                          ---------------
                     TOTAL CONVERTIBLE BONDS
                     (Cost $46,999,340)                                        52,906,230
                                                                          ---------------

   PRINCIPAL
    AMOUNT                                                                      VALUE
   ---------                                                                    -----
SYNTHETIC CONVERTIBLE SECURITIES (1.3%)
                     CORPORATE BONDS (1.1%)
                     CONSUMER DISCRETIONARY (0.4%)
$       42,000       DIRECTV Financing Company, Inc.
                     8.375%, 03/15/13                                     $        44,152
                     EchoStar DBS Corp.
        38,000       7.125%, 02/01/16                                              38,332
         2,000       6.625%, 10/01/14                                               1,965
        25,000   GBP EMI Group, PLC
                     9.750%, 05/20/08                                              51,308
        41,000       Expedia, Inc.*<
                     7.456%, 08/15/18                                              42,311
                     Ford Motor Company
        39,000       7.875%, 06/15/10                                              39,601
        25,000       7.450%, 07/16/31<                                             20,406
        17,000       8.625%, 11/01/10                                              17,579
        61,000       GameStop Corp.<
                     8.000%, 10/01/12                                              64,812
                     General Motors Corp.
        42,000       7.200%, 01/15/11                                              41,055
         3,000       7.125%, 07/15/13<                                              2,918
                     Goodyear Tire & Rubber Company
        25,000       7.857%, 08/15/11<                                             25,688
        25,000       7.000%, 03/15/28                                              22,500
        21,000       Hanes Brands, Inc.*++
                     8.735%, 12/15/14                                              21,683
        15,000       Hovnanian Enterprises, Inc.<
                     7.750%, 05/15/13                                              15,000
        42,000       Idearc, Inc.*
                     8.000%, 11/15/16                                              42,892
        26,000       Jarden Corp.
                     9.750%, 05/01/12                                              27,658
        34,000       Liberty Media Corp.
                     8.250%, 02/01/30                                              33,773
        42,000       Mandalay Resort Group
                     7.625%, 07/15/13                                              41,790
        34,000       NCL Holding, ASA
                     10.625%, 07/15/14                                             34,765
        42,000       OfficeMax, Inc.
                     7.125%, 10/15/14                                              41,160
        44,000       Oxford Industries, Inc.
                     8.875%, 06/01/11                                              45,760
         5,000       Phillips-Van Heusen Corp.
                     8.125%, 05/01/13                                               5,275
        25,000       Pinnacle Entertainment, Inc.<
                     8.750%, 10/01/13                                              26,563
         3,000       RH Donnelley Financial Corp.*
                     10.875%, 12/15/12                                              3,278
         2,000       Station Casinos, Inc.
                     6.875%, 03/01/16                                               1,840
        20,000       Vail Resorts, Inc.
                     6.750%, 02/15/14                                              19,800
        38,000       Warnaco Group, Inc.
                     8.875%, 06/15/13                                              40,565
                     Warner Music Group
        25,000       7.375%, 04/15/14                                              24,750

                See accompanying notes to Schedule of Investments

                             CALAMOS HIGH YIELD FUND

SCHEDULE OF INVESTMENTS JANUARY 31, 2007 (UNAUDITED)

   PRINCIPAL
    AMOUNT                                                                      VALUE
   ---------                                                                    ------
       $17,000   GBP 8.125%, 04/15/14                                     $        34,318
                     WCI Communities, Inc.<
        34,000       6.625%, 03/15/15                                              31,110
        15,000       7.875%, 10/01/13                                              14,325
         2,000       Wynn Las Vegas, LLC
                     6.625%, 12/01/14                                               1,990
                                                                          ---------------
                                                                                  920,922
                                                                          ---------------
                     CONSUMER STAPLES (0.1%)
        19,000       Chattem, Inc.
                     7.000%, 03/01/14                                              18,858
        39,000       Constellation Brands, Inc.
                     7.250%, 09/01/16                                              40,072
                     Dole Food Company, Inc.
        17,000       7.250%, 06/15/10                                              16,511
         8,000       8.875%, 03/15/11<                                              8,000
        12,000       NBTY, Inc.
                     7.125%, 10/01/15                                              12,030
        42,000       Pilgrim's Pride Corp.
                     7.625%, 05/01/15                                              41,790
        15,000       Playtex Products, Inc.
                     8.000%, 03/01/11                                              15,769
        63,000       Reynolds American, Inc.
                     7.300%, 07/15/15                                              65,621
        42,000       Smithfield Foods, Inc.
                     7.750%, 05/15/13                                              42,945
        21,000       SUPERVALU, Inc.
                     7.500%, 11/15/14                                              21,986
                                                                          ---------------
                                                                                  283,582
                                                                          ---------------
                     ENERGY (0.1%)
        59,000       Arch Western Finance, LLC
                     6.750%, 07/01/13                                              58,557
        17,000       Chesapeake Energy Corp.
                     6.875%, 01/15/16                                              16,915
        25,000       Comstock Resources, Inc.
                     6.875%, 03/01/12                                              24,094
         2,000       Energy Partners, Ltd.
                     8.750%, 08/01/10                                               2,040
        25,000       Giant Industries, Inc.<
                     8.000%, 05/15/14                                              26,969
        37,000       Hanover Compressor Company
                     9.000%, 06/01/14                                              39,590
        57,000       Petrohawk Energy Corp.
                     7.125%, 04/01/12                                              54,720
        45,000       Petroleo Brasileiro, SA
                     8.375%, 12/10/18                                              53,370
        20,000       Superior Energy Services, Inc.
                     6.875%, 06/01/14                                              19,700
        25,000       Swift Energy Company
                     9.375%, 05/01/12                                              26,375
        34,000       Williams Companies, Inc.
                     7.750%, 06/15/31                                              35,870
                                                                          ---------------
                                                                                  358,200
                                                                          ---------------
                     FINANCIALS (0.1%)
                     E*TRADE Financial Corp.
        35,000       7.375%, 09/15/13                                              36,488
        22,000       7.875%, 12/01/15<                                             23,650

   PRINCIPAL
    AMOUNT                                                                      VALUE
   ---------                                                                    -----
       $17,000       Host Hotels & Resorts, Inc.<
                     7.125%, 11/01/13                                     $        17,340
        42,000       Leucadia National Corp.
                     7.000%, 08/15/13                                              42,315
         6,000       Omega Healthcare Investors, Inc.
                     7.000%, 04/01/14                                               6,030
        22,000       Senior Housing Properties Trust
                     7.875%, 04/15/15                                              22,880
                                                                          ---------------
                                                                                  148,703
                                                                          ---------------
                     HEALTH CARE (0.1%)
        29,000       Ameripath, Inc.
                     10.500%, 04/01/13                                             31,610
        59,000       Angiotech Pharmaceuticals, Inc.
                     7.750%, 04/01/14                                              54,575
        21,000       Bausch & Lomb, Inc.
                     7.125%, 08/01/28                                              21,115
        42,000       Bio-Rad Laboratories, Inc.
                     7.500%, 08/15/13                                              43,680
         3,000       DaVita, Inc.
                     7.250%, 03/15/15                                               3,052
         2,000       Omnicare, Inc.<
                     6.875%, 12/15/15                                               1,985
        25,000       Vanguard Health Systems, Inc.<
                     9.000%, 10/01/14                                              25,719
                                                                          ---------------
                                                                                  181,736
                                                                          ---------------
                     INDUSTRIALS (0.1%)
        17,000       American Airlines, Inc.<
                     7.250%, 02/05/09                                              17,425
        25,000       Armor Holdings, Inc.
                     8.250%, 08/15/13                                              26,250
        17,000       Gardner Denver, Inc.
                     8.000%, 05/01/13                                              17,808
        33,000       General Cable Corp.
                     9.500%, 11/15/10                                              34,980
        25,000       IKON Office Solutions, Inc.
                     7.750%, 09/15/15                                              26,437
        22,000       Mobile Mini, Inc.
                     9.500%, 07/01/13                                              23,622
        29,000       Terex Corp.
                     7.375%, 01/15/14                                              29,725
        61,000       Wesco Distribution, Inc.
                     7.500%, 10/15/17                                              61,610
                                                                          ---------------
                                                                                  237,857
                                                                          ---------------
                     INFORMATION TECHNOLOGY (0.1%)
        22,000       Advanced Micro Devices, Inc.
                     7.750%, 11/01/12                                              22,550
         3,000       Anixter International, Inc.
                     5.950%, 03/01/15                                               2,854
         2,000       Avago Technologies*<
                     11.875%, 12/01/15                                              2,200
        50,000       Celestica, Inc.
                     7.625%, 07/01/13                                              47,813
        39,000       Freescale Semiconductor, Inc.*
                     8.875%, 12/15/14                                              39,000
         2,000       Sanmina-SCI Corp.
                     8.125%, 03/01/16                                               1,915

                See accompanying notes to Schedule of Investments

                             CALAMOS HIGH YIELD FUND

SCHEDULE OF INVESTMENTS JANUARY 31, 2007 (UNAUDITED)

   PRINCIPAL
    AMOUNT                                                                      VALUE
   ---------                                                                    -----
       $57,000       SunGard Data Systems, Inc.
                     9.125%, 08/15/13                                     $        60,277
                                                                          ---------------
                                                                                  176,609
                                                                          ---------------
                     MATERIALS (0.1%)
         4,000       Agrium, Inc.
                     7.125%, 05/23/36                                               4,211
        50,000       Equistar Chemicals, LP
                     10.625%, 05/01/11                                             53,250
         2,000       Gibraltar Industries, Inc.
                     8.000%, 12/01/15                                               1,980
                     Ineos Group Holdings, PLC*
        30,000   EUR 7.875%, 02/15/16                                              36,950
         8,000       8.500%, 02/15/16<                                              7,700
                     Mosaic Company*
        25,000       7.625%, 12/01/16                                              25,687
        16,000       7.375%, 12/01/14                                              16,280
        21,000       Terra Industries, Inc.*
                     7.000%, 02/01/17                                              20,790
                     Union Carbide Corp.
         9,000       7.875%, 04/01/23                                               9,641
         4,000       7.500%, 06/01/25<                                              4,130
        38,000       Westlake Chemical Corp.<
                     6.625%, 01/15/16                                              37,430
                                                                          ---------------
                                                                                  218,049
                                                                          ---------------
                     TELECOMMUNICATION SERVICES (0.0%)
         2,000       Citizens Communications Company
                     9.000%, 08/15/31                                               2,165
        16,000       IPCS, Inc.
                     11.500%, 05/01/12                                             17,760
        21,000       Leap Wireless International, Inc.*<
                     9.375%, 11/01/14                                              22,155
        17,000   CAD Rogers Communications, Inc.
                     7.250%, 12/15/11                                              15,779
        17,000   CAD Rogers Wireless, Inc.
                     7.625%, 12/15/11                                              16,064
        42,000       Syniverse Technologies, Inc.
                     7.750%, 08/15/13                                              42,315
                                                                          ---------------
                                                                                  116,238
                                                                          ---------------
                        TOTAL CORPORATE BONDS                                   2,641,896
                                                                          ---------------

   NUMBER OF
   CONTRACTS                                                                    VALUE
   ---------                                                                    -----
                        OPTIONS (0.2%)
                        CONSUMER DISCRETIONARY (0.0%)
            40          Garmin, Ltd.#
                        Call, 01/19/08, Strike $50.00                              29,800
            50          Office Depot, Inc.#
                        Call, 01/19/08, Strike $40.00                              18,250
                                                                          ---------------
                                                                                   48,050
                                                                          ---------------
                        CONSUMER STAPLES (0.0%)
            75          Kroger Company#
                        Call, 01/17/09, Strike $25.00                              31,875

   NUMBER OF
   CONTRACTS                                                                    VALUE
   ---------                                                                    -----
            40       PepsiCo, Inc.#
                     Call, 01/19/08, Strike $60.00                        $        32,800
                                                                          ---------------
                                                                                   64,675
                                                                          ---------------
                     FINANCIALS (0.1%)
             5       Chicago Mercantile Exchange Holdings, Inc.#
                     Call, 01/19/08, Strike $510.00                                50,825
            15       Goldman Sachs Group, Inc.#
                     Call, 01/19/08, Strike $190.00                                58,650
            20       Lehman Brothers Holdings, Inc.#
                     Call, 01/19/08, Strike $75.00                                 28,900
            30       Merrill Lynch & Company, Inc.#
                     Call, 01/19/08, Strike $85.00                                 44,550
                                                                          ---------------
                                                                                  182,925
                                                                          ---------------
                     HEALTH CARE (0.0%)
            15       Allergan, Inc.#
                     Call, 01/19/08, Strike $110.00                                26,100
                                                                          ---------------
                     INFORMATION TECHNOLOGY (0.1%)
            15       Apple Computer, Inc.#
                     Call, 01/19/08, Strike $90.00                                 19,050
            50       Hewlett-Packard Company#
                     Call, 01/19/08, Strike $40.00                                 35,500
            50       Intuit, Inc.#
                     Call, 01/19/08, Strike $35.00                                 12,125
            50       Motorola, Inc.#
                     Call, 01/19/08, Strike $22.50                                  6,875
            40       NVIDIA Corp.#
                     Call, 01/19/08, Strike $40.00                                  9,800
                                                                          ---------------
                                                                                   83,350
                                                                          ---------------
                     TELECOMMUNICATION SERVICES (0.0%)
            30       America Movil, S.A. de CV#
                     Call, 01/19/08, Strike $40.00                                 27,000
            25       NII Holdings, Inc.#
                     Call, 01/19/08, Strike $70.00                                 33,875
                                                                          ---------------
                                                                                   60,875
                                                                          ---------------
                        TOTAL OPTIONS                                             465,975
                                                                          ---------------
                     TOTAL SYNTHETIC CONVERTIBLE SECURITIES
                     (Cost $3,050,695)                                          3,107,871
                                                                          ===============

   NUMBER OF
    SHARES                                                                      VALUE
   ---------                                                                    -----
CONVERTIBLE PREFERRED STOCKS (11.3%)
                     CONSUMER DISCRETIONARY (0.1%)
         6,000       Ford Motor Company Capital Trust II
                     6.500%                                                       221,220
                                                                          ---------------
                     CONSUMER STAPLES (1.0%)
         2,000       Universal Corp.
                     6.750%                                                     2,428,000
                                                                          ---------------
                     ENERGY (1.0%)
        10,000       Chesapeake Energy Corp.
                     6.250%                                                     2,550,750
                                                                          ---------------

                See accompanying notes to Schedule of Investments

                             CALAMOS HIGH YIELD FUND

SCHEDULE OF INVESTMENTS JANUARY 31, 2007 (UNAUDITED)

   NUMBER OF
    SHARES                                                                      VALUE
   ---------                                                                    -----
                     FINANCIALS (6.2%)
        70,000       Citigroup, Inc. (Genworth Financial, Inc.)&
                     5.020%                                               $     2,303,000
         2,500       Fortis Insurance, N.V. (Assurant, Inc.)*&
                     7.750%                                                     3,545,250
       100,000       Lazard, Ltd.
                     6.625%                                                     4,361,000
        40,000       Lehman Brothers Holdings, Inc. (General
                     Mills, Inc.)&
                     6.250%                                                     1,094,800
       120,000       Metlife, Inc.
                     6.375%                                                     3,770,400
                                                                          ---------------
                                                                               15,074,450
                                                                          ---------------
                     HEALTH CARE (1.1%)
        45,000       Schering-Plough Corp.
                     6.000%                                                     2,650,500
                                                                          ---------------
                     INDUSTRIALS (1.9%)
     1,200,000   GBP BAE Systems, PLC
                     7.750%                                                     4,646,405
                                                                          ---------------
                     TOTAL CONVERTIBLE PREFERRED STOCKS
                     (Cost $22,619,270)                                        27,571,325
                                                                          ---------------

   NUMBER OF
   CONTRACTS                                                                    VALUE
   ----------                                                                   -----
OPTIONS (0.2%)
                     PUT OPTIONS (0.2%)
                     FINANCIALS (0.2%)
           140       S & P 500 Index#
                     Put, 12/22/07, Strike $1,400
                     (Cost $728,420)                                              531,300
                                                                          ---------------
                        TOTAL PUT OPTIONS                                         531,300
                                                                          ---------------

   PRINCIPAL
     AMOUNT                                                                     VALUE
   ---------                                                                    -----
SHORT-TERM INVESTMENT (2.4%)
                     COMMERCIAL PAPER (2.4%)
    $5,823,000       Citigroup, Inc.
                     5.210%, 02/01/07
                     (Cost $5,823,000)                                          5,823,000
                                                                          ---------------

   NUMBER OF
    SHARES                                                                      VALUE
   ---------                                                                    -----
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN (11.2%)
    27,408,000       Bank of New York Institutional Cash Reserve
                     Fund
                     5.384%
                     (Cost $27,408,000)                                        27,408,000
                                                                          ---------------
TOTAL INVESTMENTS (111.0%)
(Cost $257,514,642)                                                       $   271,614,788
                                                                          ---------------
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-11.2%)                            (27,408,000)
                                                                          ---------------
OTHER ASSETS, LESS LIABILITIES (0.2%)                                             514,489
                                                                          ---------------
NET ASSETS (100.0%)                                                       $   244,721,277
                                                                          ---------------

NOTES TO SCHEDULE OF INVESTMENTS

& Securities exchangeable or convertible into securities of an entity different than the issuer. Such entity is identified in the parenthetical.

* 144A securities are those that are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are generally issued to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must generally be effected through a sale that is exempt from registration (e.g. a sale to another QIB), or the security must be registered for public sale. At January 31, 2007, the market value of 144A securities that were not subject to mandatory issuer registration obligations is $22,630,340 or 9.2% of net assets.

#    Non-income producing security.

++ Variable rate or step bond security. The interest rate shown is the rate in effect at January 31, 2007.

<    Security, or portion of security, is on loan.

FOREIGN CURRENCY ABBREVIATIONS

CAD   Canadian Dollar
EUR   European Monetary Unit
GBP   British Pound Sterling

Note: Value for Securities denominated in foreign currencies are shown in U.S. dollars. The principal amounts for such securities are shown in the respective foreign currency. The data shown on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown..

                See accompanying notes to Schedule of Investments

                            CALAMOS CONVERTIBLE FUND

SCHEDULE OF INVESTMENTS JANUARY 31, 2007 (UNAUDITED)

   PRINCIPAL
    AMOUNT                                                                      VALUE
   ---------                                                                    -----
CONVERTIBLE BONDS (61.6%)
                     CONSUMER DISCRETIONARY (15.0%)
$   13,350,000       Carnival Corp.<
                     2.000%, 04/15/21                                     $    17,872,313
     8,000,000       Ford Motor Company
                     4.250%, 12/15/36                                           9,120,000
     9,715,000       General Motors Corp.
                     6.250%, 07/15/33                                           9,268,110
    15,500,000       International Game Technology
                     0.000%, 01/29/33                                          14,260,000
     8,500,000       Liberty Media Corp. (Time Warner, Inc.) &
                     0.750%, 03/30/23                                          10,890,625
    23,500,000       Omnicom Group, Inc.<
                     0.000%, 07/31/32                                          24,557,500
     7,500,000       Priceline.com, Inc.*
                     0.750%, 09/30/13                                           8,821,875
     6,400,000       The Interpublic Group of Companies, Inc.*++
                     5.710%, 06/15/09                                           8,283,520
    14,750,000       Walt Disney Company<
                     2.125%, 04/15/23                                          18,419,062
                                                                          ---------------
                                                                              121,493,005
                                                                          ---------------
                     CONSUMER STAPLES (1.3%)
     9,000,000       Nestle Holdings, Inc.
                     0.000%, 06/11/08                                          10,616,200
                                                                          ---------------
                     ENERGY (4.8%)
    11,400,000       Cameron International Corp.<
                     2.500%, 06/15/26                                          12,126,750
     5,000,000       Diamond Offshore Drilling, Inc.<
                     1.500%, 04/15/31                                           8,606,250
     9,000,000       Nabors Industries, Inc.
                     0.000%, 06/15/23                                           9,427,500
     5,550,000       Schlumberger, Ltd.<
                     2.125%, 06/01/23                                           9,095,062
                                                                          ---------------
                                                                               39,255,562
                                                                          ---------------
                     FINANCIALS (7.7%)
    20,500,000       Merrill Lynch & Company, Inc.
                     0.000%, 03/13/32                                          27,332,650
   450,000,000   JPY Mitsubishi UFJ Securities Company, Ltd.- &&
                     0.250%, 09/30/14                                           3,867,584
    15,875,000       Travelers Property Casualty Corp.
                     4.500%, 04/15/32                                          16,357,600
    15,000,000       Wachovia Corp. (Halliburton, Nabors
                     Industries, Amerada Hess) &
                     0.250%, 12/15/10                                          14,643,750
                                                                          ---------------
                                                                               62,201,584
                                                                          ---------------
                     HEALTH CARE (12.8%)
                     Amgen, Inc.
     6,300,000       0.125%, 02/01/11<                                          6,292,125
     6,100,000       0.125%, 02/01/11*                                          6,092,375
                     Charles River Laboratories
     4,100,000       2.250%, 06/15/13*                                          4,561,250
     3,700,000       2.250%, 06/15/13<                                          4,116,250

   PRINCIPAL
    AMOUNT                                                                      VALUE
   ---------                                                                    -----
$   19,000,000       Gilead Sciences, Inc.*
                     0.500%, 05/01/11                                     $    19,403,750
    25,600,000       Laboratory Corporation of America Holdings
                     0.000%, 09/11/21                                          25,408,000
     7,650,000       Medicis Pharmaceutical Corp.<
                     1.500%, 06/04/33                                           8,376,750
     7,750,000       Medtronic, Inc.<
                     1.500%, 04/15/11                                           8,263,437
    14,000,000       Roche Holdings, Inc.
                     0.000%, 07/25/21                                          14,104,464
     6,500,000       Teva Pharmaceutical Industries, Ltd.
                     0.250%, 02/01/24                                           7,068,750
                                                                          ---------------
                                                                              103,687,151
                                                                          ---------------
                     INDUSTRIALS (10.0%)
                     Alliant Techsystems, Inc.<
     5,800,000       3.000%, 08/15/24*                                          7,068,750
       650,000       2.750%, 02/15/24                                             730,438
     8,650,000       Danaher Corp.
                     0.000%, 01/22/21                                           9,460,937
    20,000,000       Lockheed Martin Corp.++
                     5.124%, 08/15/33                                          27,643,600
     4,860,000       Quanta Services, Inc.*
                     3.750%, 04/30/26                                           5,582,925
     8,000,000   EUR Siemens, AG
                     1.375%, 06/04/10                                          15,919,356
     9,700,000       Tyco International, Ltd.<
                     3.125%, 01/15/23                                          14,404,500
                                                                          ---------------
                                                                               80,810,506
                                                                          ---------------
                     INFORMATION TECHNOLOGY (10.0%)
     9,700,000       Amdocs, Ltd.<
                     0.500%, 03/15/24                                           9,833,375
    16,500,000       Cadence Design Systems, Inc.*<
                     1.375%, 12/15/11                                          17,448,750
     7,800,000       Electronic Data Systems Corp.<
                     3.875%, 07/15/23                                           8,180,250
     3,800,000       EMC Corp.*
                     1.750%, 12/01/11                                           4,061,250
     5,000,000       Fair Isaac Corp.
                     1.500%, 08/15/23                                           5,268,750
     7,250,000       Juniper Networks, Inc.<
                     0.000%, 06/15/08                                           7,703,125
    12,000,000       Sybase, Inc.*
                     1.750%, 02/22/25                                          13,890,000
    13,900,000       Symantec Corp.*
                     0.750%, 06/15/11                                          15,064,125
                                                                          ---------------
                                                                               81,449,625
                                                                          ---------------
                     TOTAL CONVERTIBLE BONDS
                     (Cost $451,756,552)                                      499,513,633
                                                                          ---------------
SYNTHETIC CONVERTIBLE SECURITIES (6.2%)
                     CONVERTIBLE BONDS (2.4%)
                     HEALTH CARE (2.4%)
    18,500,000       Genzyme Corp.<
                     1.250%, 12/01/23                                          19,818,125
                                                                          ---------------

                See accompanying notes to Schedule of Investments

                            CALAMOS CONVERTIBLE FUND

SCHEDULE OF INVESTMENTS JANUARY 31, 2007 (UNAUDITED)

   PRINCIPAL
    AMOUNT                                                                      VALUE
   ---------                                                                    -----
                     GOVERNMENT AGENCY SECURITIES (3.0%)
                     CONSUMER DISCRETIONARY (3.0%)
$   24,600,000       United States Treasury Notes<
                     3.375%, 02/15/08                                     $    24,193,534
                                                                          ---------------

   NUMBER OF
   CONTRACTS                                                                    VALUE
   ---------                                                                    -----
                     OPTIONS (0.8%)
                     CONSUMER DISCRETIONARY (0.1%)
           490       Comcast Corp.#
                     Call, 01/17/09, Strike $45.00                                377,300
           360       Garmin, Ltd.#
                     Call, 01/19/08, Strike $50.00                                268,200
           450       Office Depot, Inc.#
                     Call, 01/19/08, Strike $40.00                                164,250
                                                                          ---------------
                                                                                  809,750
                                                                          ---------------
                     CONSUMER STAPLES (0.1%)
           650       Kroger Company#
                     Call, 01/17/09, Strike $25.00                                276,250
           375       PepsiCo, Inc.#
                     Call, 01/19/08, Strike $60.00                                307,500
                                                                          ---------------
                                                                                  583,750
                                                                          ---------------
                     FINANCIALS (0.3%)
         1,050       Bank of America Corp.#
                     Call, 01/17/09, Strike $50.00                                740,250
            30       Chicago Mercantile Exchange Holdings, Inc.#
                     Call, 01/19/08, Strike $510.00                               304,950
           100       Goldman Sachs Group, Inc.#
                     Call, 01/19/08, Strike $190.00                               391,000
           200       Lehman Brothers Holdings, Inc.#
                     Call, 01/19/08, Strike $75.00                                289,000
           225       Merrill Lynch & Company, Inc.#
                     Call, 01/19/08, Strike $85.00                                334,125
                                                                          ---------------
                                                                                2,059,325
                                                                          ---------------
                     HEALTH CARE (0.0%)
           125       Allergan, Inc.#
                     Call, 01/19/08, Strike $110.00                               217,500
                                                                          ---------------
                     INDUSTRIALS (0.0%)
           280       General Dynamics Corp.#
                     Call, 01/17/09, Strike $75.00                                382,200
                                                                          ---------------
                     INFORMATION TECHNOLOGY (0.2%)
           125       Apple Computer, Inc.#
                     Call, 01/19/08, Strike $90.00                                158,750
           500       Hewlett-Packard Company#
                     Call, 01/19/08, Strike $40.00                                355,000
           600       Infosys Technologies, Ltd.#
                     Call, 01/17/09, Strike $55.00                                816,000
           450       Intuit, Inc.#
                     Call, 01/19/08, Strike $35.00                                109,125
           480       Motorola, Inc.#
                     Call, 01/19/08, Strike $22.50                                 66,000
           330       NVIDIA Corp.#
                     Call, 01/19/08, Strike $40.00                                 80,850
                                                                          ---------------
                                                                                1,585,725
                                                                          ---------------

   NUMBER OF
   CONTRACTS                                                                    VALUE
   ---------                                                                    -----
                     TELECOMMUNICATION SERVICES (0.1%)
           300       America Movil, S.A. de CV#
                     Call, 01/19/08, Strike $40.00                        $       270,000
           200       NII Holdings, Inc.#
                     Call, 01/19/08, Strike $70.00                                271,000
                                                                          ---------------
                                                                                  541,000
                                                                          ---------------
                        TOTAL OPTIONS                                           6,179,250
                                                                          ---------------
                     TOTAL SYNTHETIC CONVERTIBLE SECURITIES
                     (Cost $50,729,440)                                        50,190,909
                                                                          ---------------

   NUMBER OF
    SHARES                                                                      VALUE
   ---------                                                                    -----
CONVERTIBLE PREFERRED STOCKS (13.2%)
                     FINANCIALS (10.7%)
         6,100       Fortis Insurance, NV (Assurant, Inc.)* &
                     7.750%                                                     8,650,410
       238,000       Genworth Financial, Inc.
                     6.000%                                                     8,875,020
       325,000       Lazard, Ltd.
                     6.625%                                                    14,173,250
       490,000       Lehman Brothers Holdings, Inc. (General
                     Mills, Inc.) &
                     6.250%                                                    13,411,300
       560,000       Metlife, Inc.
                     6.375%                                                    17,595,200
       279,000       Morgan Stanley (Nuveen Investments, Inc.) &
                     5.875%                                                    12,171,375
       217,900       Washington Mutual, Inc.
                     5.375%                                                    12,071,660
                                                                          ---------------
                                                                               86,948,215
                                                                          ---------------
                     HEALTH CARE (1.1%)
       157,000       Schering-Plough Corp.
                     6.000%                                                     9,247,300
                                                                          ---------------
                     INDUSTRIALS (0.2%)
        12,200       Northrop Grumman Corp.
                     7.000%                                                     1,659,200
                                                                          ---------------
                     UTILITIES (1.2%)
       247,180       CenterPoint Energy, Inc. (Time Warner,
                     Inc.)++ &
                     2.000%                                                     9,547,327
                                                                          ---------------
                     TOTAL CONVERTIBLE PREFERRED STOCKS
                     (Cost $87,209,103)                                       107,402,042
                                                                          ---------------
COMMON STOCKS (15.6%)
                     CONSUMER DISCRETIONARY (5.5%)
       145,000       Harley-Davidson, Inc.<                                     9,899,150
       250,000       Home Depot, Inc.                                          10,185,000
       425,000       News Corp.<                                               10,391,250
        91,000       Nike, Inc.                                                 8,991,710
       147,500       Walt Disney Company                                        5,187,575
                                                                          ---------------
                                                                               44,654,685
                                                                          ---------------

                See accompanying notes to Schedule of Investments

                            CALAMOS CONVERTIBLE FUND

SCHEDULE OF INVESTMENTS JANUARY 31, 2007 (UNAUDITED)

   NUMBER OF
    SHARES                                                                      VALUE
   ---------                                                                    -----
                     CONSUMER STAPLES (1.7%)
       113,500       Church & Dwight Company, Inc.                        $     5,142,685
        90,000       Coca-Cola Company                                          4,309,200
       180,000       Kroger Company                                             4,608,000
                                                                          ---------------
                                                                               14,059,885
                                                                          ---------------
                     FINANCIALS (2.2%)
        54,000       Ambac Financial Group, Inc.                                4,757,400
        94,000       J.P. Morgan Chase & Company                                4,787,420
        85,500       Merrill Lynch & Company, Inc.                              7,999,380
                                                                          ---------------
                                                                               17,544,200
                                                                          ---------------
                     HEALTH CARE (4.1%)
        87,650       Abbott Laboratories                                        4,645,450
       125,000       Johnson & Johnson                                          8,350,000
        92,000       Merck & Company, Inc.                                      4,117,000
       155,000       Pfizer, Inc.                                               4,067,200
       247,500       Thermo Electron, Corp.#<                                  11,842,875
                                                                          ---------------
                                                                               33,022,525
                                                                          ---------------
                     INFORMATION TECHNOLOGY (2.1%)
       173,500       Cisco Systems, Inc.#                                       4,613,365
       150,000       Microsoft Corp.                                            4,629,000
       455,000       Oracle Corp.#                                              7,807,800
                                                                          ---------------
                                                                               17,050,165
                                                                          ---------------
                     TOTAL COMMON STOCKS
                     (Cost $112,365,286)                                      126,331,460
                                                                          ---------------

   NUMBER OF
   CONTRACTS                                                                    VALUE
   ---------                                                                    -----
OPTIONS (0.4%)
                     CONSUMER DISCRETIONARY (0.4%)
           900       S & P 500 Index#
                     Put, 12/22/07, Strike $1,400
                     (Cost $4,681,547)                                          3,415,500
                                                                          ---------------

   PRINCIPAL
    AMOUNT                                                                      VALUE
   ---------                                                                    -----
SHORT-TERM INVESTMENT (1.7%)
                     COMMERCIAL PAPER (1.7%)
$   13,536,000       Citigroup, Inc.
                     5.210%, 01/31/07
                     (Cost $13,536,000)                                        13,536,000
                                                                          ---------------

   NUMBER OF
     SHARES                                                                     VALUE
   ---------                                                                    -----
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN (18.7%)
   151,884,000       Bank of New York Institutional Cash Reserve Fund
                     5.384%
                     (Cost $151,884,000)                                      151,884,000
                                                                          ---------------
TOTAL INVESTMENTS (117.4%)
(Cost $872,161,928)                                                           952,273,544
                                                                          ---------------
PAYABLE UPON RETURN OF SECURITIES LOANED (-18.7%)                            (151,884,000)
                                                                          ---------------
OTHER ASSETS, LESS LIABILITIES (1.3%)                                          10,981,735
                                                                          ---------------
NET ASSETS (100.0%)                                                       $   811,371,279
                                                                          ---------------

NOTES TO SCHEDULE OF INVESTMENTS

&& Security has been priced at a fair value following procedures approved by the Board of Trustees, and at January 31, 2007 involved the use of estimates and assumptions as determined by management personnel without the utilization of an independent third party pricing service.

-    Security is considered illiquid and may be difficult to sell.

& Securities exchangeable or convertible into securities of an entity different than the issuer. Such entity is identified in the parenthetical.

* 144A securities are those that are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are generally issued to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must generally be effected through a sale that is exempt from registration (e.g. a sale to another QIB), or the security must be registered for public sale. At January 31, 2007, the market value of 144A securities that were not subject to mandatory issuer registration obligations is $44,536,305 or 5.5% of net assets.

#    Non-income producing security.

<    Security, or portion of security, is on loan.

++ Variable rate or step bond security. The interest rate shown is the rate in effect at January 31, 2007.

FOREIGN CURRENCY ABBREVIATIONS

EUR   European Monetary Unit
JPY   Japanese Yen

Note: Market Value for Securities denominated in foreign currencies are shown in U.S. dollars. The principal amounts for such securities are shown in the respective foreign currency. The date shown on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

                See accompanying notes to Schedule of Investments

                       CALAMOS MARKET NEUTRAL INCOME FUND

SCHEDULE OF INVESTMENTS JANUARY 31, 2007 (UNAUDITED)

   PRINCIPAL
     AMOUNT                                                                    VALUE
   ---------                                                                   -----
CONVERTIBLE BONDS (39.7%)
                     CONSUMER DISCRETIONARY (2.3%)
$    8,000,000       ArvinMeritor, Inc.*++
                     4.625%, 03/01/26                                     $     9,480,000
    12,000,000       Ford Motor Company
                     4.250%, 12/15/36                                          13,680,000
                                                                          ---------------
                                                                               23,160,000
                                                                          ---------------
                     CONSUMER STAPLES (1.0%)
     9,000,000       Chattem, Inc.*
                     2.000%, 11/15/13                                          10,383,750
                                                                          ---------------
                     ENERGY (1.2%)
    10,000,000       Superior Energy Services, Inc.*++
                     1.500%, 12/15/26                                           9,612,500
     2,500,000       Willbros Group, Inc.*
                     2.750%, 03/15/24                                           2,825,000
                                                                          ---------------
                                                                               12,437,500
                                                                          ---------------
                     FINANCIALS (6.0%)
     6,000,000       AmeriCredit Corp.*
                     2.125%, 09/15/13                                           6,600,000
    15,500,000       BankUnited Financial Corp.
                     3.125%, 03/01/34                                          15,131,875
     4,500,000       CompuCredit Corp.*
                     3.625%, 05/30/25                                           4,809,375
    14,800,000       Prudential Financial, Inc.++
                     2.614%, 11/15/35                                          15,315,188
    14,900,000       SLM Corp.++
                     5.310%, 07/25/35                                          14,955,875
     3,500,000       World Acceptance Corp.*
                     3.000%, 10/01/11                                           3,500,000
                                                                          ---------------
                                                                               60,312,313
                                                                          ---------------
                     HEALTH CARE (8.3%)
    11,380,000       BioMarin Pharmaceutical, Inc.
                     2.500%, 03/29/13                                          15,505,250
    13,700,000       Edwards Lifesciences Corp.@@
                     3.875%, 05/15/33                                          14,419,250
    13,500,000       Emdeon Corp.
                     3.125%, 09/01/25                                          14,580,000
     4,000,000       Five Star Quality Care, Inc.*
                     3.750%, 10/15/26                                           4,575,000
     7,000,000       Henry Schein, Inc.*@@
                     3.000%, 08/15/34                                           8,723,750
     5,000,000       ISIS Pharmaceuticals, Inc.*
                     2.625%, 02/15/27                                           5,037,500
     7,800,000       Millennium Pharmaceuticals, Inc.
                     2.250%, 11/15/11                                           7,722,000
    10,000,000       Thoratec Corp.++
                     1.380%, 05/16/34                                           6,712,500
     6,700,000       United Therapeutics Corp.*
                     0.500%, 10/15/11                                           6,339,875
                                                                          ---------------
                                                                               83,615,125
                                                                          ---------------
                     INDUSTRIALS (11.0%)
                     Alliant Techsystems, Inc.@@
     7,800,000       2.750%, 02/15/24                                           8,765,250
     5,120,000       2.750%, 02/15/24*                                          5,753,600
     4,750,000       Ceradyne, Inc.
                     2.875%, 12/15/35                                           5,474,375

   PRINCIPAL
     AMOUNT                                                                    VALUE
   ---------                                                                   -----
$    8,000,000       Covanta Holding Corp.
                     1.000%, 02/01/27                                     $     8,240,000
    13,700,000       DRS Technologies, Inc.*
                     2.000%, 02/01/26                                          14,984,375
     4,500,000       EnPro Industries, Inc.
                     3.938%, 10/15/15                                           5,484,375
     7,850,000       General Cable Corp.
                     0.875%, 11/15/13                                           8,281,750
     7,500,000       Orbital Sciences Corp.*
                     2.438%, 01/15/27                                           7,303,125
                     School Specialty, Inc.
    10,000,000       3.750%, 11/30/26*                                         10,137,500
     3,500,000       3.750%, 11/30/26                                           3,583,125
    10,500,000       Trinity Industries, Inc.
                     3.875%, 06/01/36                                          10,880,625
    10,000,000       Triumph Group, Inc.*
                     2.625%, 10/01/26                                          12,050,000
    10,000,000       WESCO International, Inc.*
                     1.750%, 11/15/26                                           9,662,500
                                                                          ---------------
                                                                              110,600,600
                                                                          ---------------
                     INFORMATION TECHNOLOGY (9.5%)
     9,500,000       Coherent, Inc.*@@
                     2.750%, 03/01/11                                           9,998,750
     6,800,000       Diodes, Inc.@@
                     2.250%, 10/01/26                                           6,536,500
    20,000,000       EMC Corp.*
                     1.750%, 12/01/11                                          21,375,000
     8,300,000       Finisar Corp.*
                     2.500%, 10/15/10                                          10,108,570
     8,400,000       Informatica Corp.*@@
                     3.000%, 03/15/26                                           8,410,500
    10,200,000       Itron, Inc.
                     2.500%, 08/01/26                                          11,526,000
     3,000,000       Kemet Corp.*@@
                     2.250%, 11/15/26                                           3,060,000
     6,000,000       Macrovision Corp.*
                     2.625%, 08/15/11                                           6,772,500
     4,800,000       Mentor Graphics Corp.++
                     7.018%, 08/06/23                                           5,016,480
     8,900,000       ON Semiconductor Corp.
                     1.875%, 12/15/25                                          12,148,500
                                                                          ---------------
                                                                               94,952,800
                                                                          ---------------
                     MATERIALS (0.4%)
     3,500,000       Headwaters, Inc.*
                     2.500%, 02/01/14                                           3,583,125
                                                                          ---------------
                     TOTAL CONVERTIBLE BONDS
                     (Cost $378,385,210)                                      399,045,213
                                                                          ---------------
SYNTHETIC CONVERTIBLE SECURITIES (16.2%)
                     CORPORATE BONDS (6.2%)
                        CONSUMER DISCRETIONARY (1.7%)
     5,000,000          Beazer Homes USA, Inc.
                        6.500%, 11/15/13                                        4,837,500
     4,875,000          Reader's Digest Association, Inc.@@
                        6.500%, 03/01/11                                        5,009,063

                See accompanying Notes to Schedule of Investments

                       CALAMOS MARKET NEUTRAL INCOME FUND

SCHEDULE OF INVESTMENTS JANUARY 31, 2007 (UNAUDITED)

   PRINCIPAL
     AMOUNT                                                                    VALUE
   ---------                                                                   -----
$    2,000,000          Warner Music Group@@
                        7.375%, 04/15/14                                  $     1,980,000
     5,700,000          WCI Communities, Inc.@@
                        7.875%, 10/01/13                                        5,443,500
                                                                          ---------------
                                                                               17,270,063
                                                                          ---------------
                        ENERGY (0.4%)
     4,000,000          Arch Western Finance, LLC@@
                        6.750%, 07/01/13                                        3,970,000
                                                                          ---------------
                        FINANCIALS (0.8%)
     8,000,000          American Express Company
                        3.750%, 11/20/07                                        7,901,120
                                                                          ---------------
                        HEALTH CARE (1.5%)
     4,000,000          Biovail Corp.@@
                        7.875%, 04/01/10                                        4,105,000
     4,600,000          Omnicare, Inc.
                        6.125%, 06/01/13                                        4,416,000
     7,000,000          Valeant Pharmaceuticals International@@
                        7.000%, 12/15/11                                        6,755,000
                                                                          ---------------
                                                                               15,276,000
                                                                          ---------------
                        INDUSTRIALS (1.6%)
     8,000,000          Deere & Company@@
                        4.500%, 08/22/07                                        7,960,984
     8,000,000          General Electric Company
                        4.125%, 03/04/08                                        7,900,752
                                                                          ---------------
                                                                               15,861,736
                                                                          ---------------
                        MATERIALS (0.2%)
     2,000,000          Westlake Chemical Corp.@@
                        6.625%, 01/15/16                                        1,970,000
                                                                          ---------------
                           TOTAL CORPORATE BONDS                               62,248,919
                                                                          ---------------
                     GOVERNMENT AGENCY SECURITIES (5.7%)
                        Federal Home Loan Mortgage Corp.
    13,250,000          3.625%, 02/15/08                                       13,035,218
    11,500,000          4.875%, 03/15/07                                       11,493,054
    13,250,000          Federal National Mortgage Association
                        4.625%, 01/15/08                                       13,172,209
    20,000,000          United States Treasury Notes
                        4.375%, 05/15/07                                       19,962,520
                           TOTAL GOVERNMENT AGENCY SECURITIES                  57,663,001
                                                                          ---------------

   NUMBER OF
   CONTRACTS                                                                   VALUE
   ---------                                                                   -----
                     OPTIONS (4.3%)
                        CONSUMER DISCRETIONARY (1.1%)
         1,500          Abercrombie & Fitch Company#
                        Put, 01/19/08, Strike $70.00                              742,500
         2,000          Coach, Inc.#
                        Call, 01/19/08, Strike $42.50                           1,640,000
                        Dreamworks Animation SKG, Inc.#
         1,475          Call, 06/16/07, Strike $25.00                             641,625
         1,475          Call, 06/16/07, Strike $30.00                             228,625

   NUMBER OF
   CONTRACTS                                                                   VALUE
   ---------                                                                   -----
         2,200          International Game Technology#
                        Call, 01/19/08, Strike $40.00                     $     1,518,000
                        Kohl's Corp.#
           700          Call, 01/19/08, Strike $60.00                           1,123,500
           700          Call, 01/19/08, Strike $70.00                             654,500
           450          Sears Holdings Corp.#
                        Call, 01/19/08, Strike $150.00                          1,865,250
         3,750          Tempur-Pedic International, Inc.#
                        Call, 01/19/08, Strike $20.00                           2,193,750
                                                                          ---------------
                                                                               10,607,750
                                                                          ---------------
                        ENERGY (0.3%)
                        Cameron International Corp.#
           900          Call, 01/19/08, Strike $50.00                             805,500
           850          Call, 01/19/08, Strike $55.00                             539,750
         1,700          ENSCO International, Inc.#
                        Call, 01/19/08, Strike $50.00                           1,394,000
         1,200          Halliburton Company#
                        Call, 01/19/08, Strike $40.00                             105,000
                                                                          ---------------
                                                                                2,844,250
                                                                          ---------------
                        FINANCIALS (0.3%)
         2,000          A.G. Edwards, Inc.#
                        Call, 01/19/08, Strike $60.00                           2,190,000
            80          Chicago Mercantile Exchange Holdings, Inc.#
                        Call, 01/19/08, Strike $500.00                            867,200
                                                                          ---------------
                                                                                3,057,200
                                                                          ---------------
                        HEALTH CARE (0.6%)
                        Baxter International, Inc.#
         1,250          Call, 01/17/09, Strike $50.00                             925,000
         1,200          Call, 01/19/08, Strike $45.00                             948,000
                        Biogen Idec, Inc.#
         1,300          Call, 01/19/08, Strike $50.00                             689,000
           600          Call, 01/17/09, Strike $50.00                             510,000
         1,150          Gilead Sciences, Inc.#
                        Call, 01/19/08, Strike $60.00                           1,270,750
                        McKesson Corp.#
         1,500          Call, 01/19/08, Strike $55.00                             915,000
           450          Call, 01/19/08, Strike $50.00                             425,250
           950          Regeneron Pharmaceuticals, Inc.#
                        Call, 01/19/08, Strike $20.00                             394,250
                                                                          ---------------
                                                                                6,077,250
                                                                          ---------------
                        INDUSTRIALS (0.3%)
         1,200          Expeditors International of Washington, Inc.#
                        Call, 01/19/08, Strike $47.50                             498,000
         1,100          McDermott International, Inc.#
                        Call, 01/19/08, Strike $45.00                           1,314,500
         1,400          Terex Corp.#
                        Call, 01/19/08, Strike $60.00                           1,197,000
                                                                          ---------------
                                                                                3,009,500
                                                                          ---------------
                        INFORMATION TECHNOLOGY (1.4%)
         1,000          Activision, Inc.#
                        Put, 01/19/08, Strike $17.50                              232,500
         2,800          Adaptec, Inc.#
                        Call, 01/19/08, Strike $7.50                               14,000

                See accompanying Notes to Schedule of Investments

                       CALAMOS MARKET NEUTRAL INCOME FUND

SCHEDULE OF INVESTMENTS JANUARY 31, 2007 (UNAUDITED)

   NUMBER OF
   CONTRACTS                                                                   VALUE
   ---------                                                                   -----
                        ASM Lithography Holding, NV#
         2,625          Call, 01/19/08, Strike $25.00                     $       945,000
           875          Call, 01/19/08, Strike $30.00                             129,062
                        BMC Software, Inc.#
         1,700          Call, 01/19/08, Strike $30.00                           1,215,500
         1,700          Call, 01/19/08, Strike $35.00                             680,000
         2,000          Cognos, Inc.#
                        Call, 01/19/08, Strike $35.00                           2,250,000
           500          F5 Networks, Inc.#
                        Call, 01/19/08, Strike $70.00                             687,500
         1,250          Infosys Technologies, Ltd.#
                        Call, 01/19/08, Strike $55.00                           1,181,250
         1,800          International Rectifier Corp.#
                        Call, 01/19/08, Strike $40.00                           1,278,000
         1,000          KLA-Tencor Corp.#
                        Put, 01/19/08, Strike $50.00                              560,000
                        Lam Research Corp.#
           950          Call, 01/19/08, Strike $45.00                             817,000
           900          Call, 01/19/08, Strike $50.00                             567,000
         2,600          Polycom, Inc.#
                        Call, 01/19/08, Strike $30.00                           1,872,000
         8,000          RF Micro Devices, Inc.#
                        Call, 01/19/08, Strike $7.50                            1,140,000
         3,000          Xilinx, Inc.#
                        Call, 01/19/08, Strike $25.00                             960,000
                                                                          ---------------
                                                                               14,528,812
                                                                          ---------------
                        TELECOMMUNICATION SERVICES (0.3%)
         7,000          Qwest Communications International, Inc.#
                        Call, 01/19/08, Strike $7.50                            1,085,000
         3,500          Time Warner Telecom, Inc.#
                        Call, 01/17/09, Strike $25.00                           1,627,500
                                                                          ---------------
                                                                                2,712,500
                                                                          ---------------
                           TOTAL OPTIONS                                       42,837,262
                                                                          ---------------
                     TOTAL SYNTHETIC CONVERTIBLE SECURITIES
                     (Cost $164,556,144)                                      162,749,182
                                                                          ---------------

   NUMBER OF
    SHARES                                                                     VALUE
   ---------                                                                   -----
CONVERTIBLE PREFERRED STOCKS (5.1%)
                        CONSUMER DISCRETIONARY (1.4%)
       390,000          Ford Motor Company Capital Trust II@@
                        6.500%                                                 14,379,300
                                                                          ---------------
                        ENERGY (1.6%)
                        Chesapeake Energy Corp.@@
       122,500          5.000%                                                 12,586,875
        29,000          5.000%*                                                 2,979,750
                                                                          ---------------
                                                                               15,566,625
                                                                          ---------------
                        INDUSTRIALS (0.9%)
        69,900          Northrop Grumman Corp.@@
                        7.000%                                                  9,506,400
                                                                          ---------------

   NUMBER OF
    SHARES                                                                VALUE
   ---------                                                              -----
                        TELECOMMUNICATION SERVICES (1.2%)
       212,000          Crown Castle International Corp.@@
                        6.250%                                             $   11,872,000
                                                                           ---------------
                        TOTAL CONVERTIBLE PREFERRED STOCKS
                        (Cost $51,846,808)                                     51,324,325
                                                                           ---------------
COMMON STOCKS (34.3%)
                        CONSUMER DISCRETIONARY (4.0%)
        22,500          Abercrombie & Fitch Company                             1,789,650
        89,000          Comcast Corp.#~                                         3,944,480
        50,600          Federated Department Stores, Inc.~                      2,099,394
        53,000          Hilton Hotels Corp.~                                    1,875,670
       140,700          Home Depot, Inc.~                                       5,732,118
        64,000          Lowe's Companies, Inc.                                  2,157,440
        82,500          McDonald's Corp.~                                       3,658,875
       162,500          News Corp.~                                             3,973,125
        20,600          Nike, Inc.~                                             2,035,486
        46,800          Nordstrom, Inc.~                                        2,607,228
        36,300          Target Corp.~                                           2,227,368
       208,500          Time Warner, Inc.~                                      4,559,895
       109,300          Walt Disney Company~                                    3,844,081
                                                                          ---------------
                                                                               40,504,810
                                                                          ---------------
                        CONSUMER STAPLES (4.3%)
       102,500          Altria Group, Inc.~                                     8,957,475
        38,000          Anheuser-Busch Companies, Inc.~                         1,936,860
       115,300          Coca-Cola Company~                                      5,520,564
        27,300          Colgate-Palmolive Company~                              1,864,590
        81,800          PepsiCo, Inc.~                                          5,336,632
       157,800          Procter & Gamble Company~                              10,236,486
        30,000          Reynolds American, Inc.~                                1,935,000
       124,500          Wal-Mart Stores, Inc.~                                  5,937,405
        40,000          Walgreen Company~                                       1,812,000
                                                                          ---------------
                                                                               43,537,012
                                                                          ---------------
                        ENERGY (3.8%)
       123,500          Chevron Corp.~                                          9,000,680
        86,386          ConocoPhillips~                                         5,736,894
        33,200          Devon Energy Corp.~                                     2,326,988
       158,050          Exxon Mobil Corp.~                                     11,711,505
        36,600          Occidental Petroleum Corp.~                             1,696,776
        69,200          Schlumberger, Ltd.~                                     4,393,508
        27,300          Spectra Energy Corp.                                      713,076
        39,200          Valero Energy Corp.~                                    2,127,776
                                                                          ---------------
                                                                               37,707,203
                                                                          ---------------
                        FINANCIALS (7.2%)
        30,000          Allstate Corp.~                                         1,804,800
        57,300          American Express Company~                               3,336,006
        75,100          American International Group, Inc.~                     5,140,595
       155,900          Bank of America Corp.~                                  8,197,222
        48,500          Bank of New York Company, Inc.~                         1,940,485
        38,800          Chubb Corp.~                                            2,019,152
       151,300          Citigroup, Inc.~                                        8,341,169
        27,400          Federal National Mortgage Association~                  1,548,922
        18,600          Goldman Sachs Group, Inc.~                              3,946,176

                See accompanying Notes to Schedule of Investments

                       CALAMOS MARKET NEUTRAL INCOME FUND

SCHEDULE OF INVESTMENTS JANUARY 31, 2007 (UNAUDITED)

   NUMBER OF
    SHARES                                                                     VALUE
   ---------                                                                   -----
        20,500       Hartford Financial Services Group, Inc.~             $     1,945,655
       107,700       J.P. Morgan Chase & Company~                               5,485,161
        37,600       Lehman Brothers Holdings, Inc.~                            3,092,224
        39,000       Merrill Lynch & Company, Inc.  ~                           3,648,840
        36,800       MetLife, Inc.                                              2,286,016
        41,000       Morgan Stanley~                                            3,394,390
        26,900       PNC Financial Services Group, Inc.                         1,984,413
        35,100       St. Paul Travelers Companies, Inc.~                        1,784,835
        24,900       State Street Corp.~                                        1,769,145
        42,400       T Rowe Price Group, Inc.~                                  2,034,776
        58,700       Wachovia Corp.~                                            3,316,550
       149,000       Wells Fargo & Company~                                     5,352,080
                                                                          ---------------
                                                                               72,368,612
                                                                          ---------------
                     HEALTH CARE (4.4%)
        67,800       Abbott Laboratories~                                       3,593,400
        49,700       Amgen, Inc.#~                                              3,497,389
        60,200       Bristol-Myers Squibb Company~                              1,733,158
        68,000       Eli Lilly and Company~                                     3,680,160
       154,500       Johnson & Johnson~                                        10,320,600
        48,300       Medtronic, Inc.~                                           2,581,635
       114,200       Merck & Company, Inc.~                                     5,110,450
       378,600       Pfizer, Inc.~                                              9,934,464
        69,950       Wyeth~                                                     3,456,230
                                                                          ---------------
                                                                               43,907,486
                                                                          ---------------
                     INDUSTRIALS (3.5%)
        24,600       Boeing Company~                                            2,203,176
        23,800       Burlington Northern Santa Fe Corp.~                        1,912,568
        25,100       Danaher Corp.~                                             1,858,906
        40,400       Emerson Electric Company~                                  1,816,788
        26,000       General Dynamics Corp.~                                    2,031,900
       310,000       General Electric Company~                                 11,175,500
        39,000       Honeywell International, Inc.~                             1,781,910
        23,400       Lockheed Martin Corp.~                                     2,274,246
        40,200       Norfolk Southern Corp.~                                    1,995,930
        38,800       Raytheon Company~                                          2,013,720
        57,000       Tyco International, Ltd.~                                  1,817,160
        21,100       Union Pacific Corp.                                        2,131,100
        36,800       United Technologies Corp.~                                 2,503,136
                                                                          ---------------
                                                                               35,516,040
                                                                          ---------------
                     INFORMATION TECHNOLOGY (5.2%)
        40,000       Activision, Inc.#                                            681,200
        71,000       Automatic Data Processing, Inc.~                           3,388,120
        67,300       Electronic Data Systems Corp.~                             1,770,663
        68,000       First Data Corp.~                                          1,690,480
       118,400       Hewlett-Packard Company~                                   5,124,352
       330,500       Intel Corp.~                                               6,927,280
        54,700       International Business Machines Corp.~                     5,423,505
        40,000       KLA-Tencor Corp.                                           1,969,200
       333,400       Microsoft Corp.~                                          10,288,724
       186,000       Motorola, Inc.~                                            3,692,100
       167,100       QUALCOMM, Inc.~                                            6,292,986
       154,300       Texas Instruments, Inc.~                                   4,812,617
                                                                          ---------------
                                                                               52,061,227
                                                                          ---------------

   NUMBER OF
    SHARES                                                                     VALUE
   ---------                                                                   -----
                     MATERIALS (0.2%)
        36,300       Newmont Mining Corp.~                                $     1,637,130
                                                                          ---------------
                     TELECOMMUNICATION SERVICES (0.7%)
       198,100       AT&T, Inc.~                                                7,454,503
                                                                          ---------------
                     UTILITIES (1.0%)
       104,600       Duke Energy Corp.~                                         2,059,574
        44,500       Exelon Corp.~                                              2,669,555
        30,000       FirstEnergy Corp.~                                         1,779,900
        35,000       Nicor, Inc.~                                               1,592,500
        38,700       TXU Corp.                                                  2,092,896
                                                                          ---------------
                                                                               10,194,425
                                                                          ---------------
                     TOTAL COMMON STOCKS
                     (Cost $312,127,415)                                      344,888,448
                                                                          ---------------

   NUMBER OF
   CONTRACTS                                                                   VALUE
   ---------                                                                   -----
OPTIONS (0.1%)
                     PUT OPTIONS (0.1%)
                     FINANCIALS (0.1%)
                     S & P 500 Index#
           600       Put, 03/17/07, Strike $1,350.00                              159,000
           380       Put, 03/17/07, Strike $1,250.00                               17,100
           100       Put, 12/22/07, Strike $1,400.00                              379,500
                                                                          ---------------
                     TOTAL PUT OPTIONS
                     (Cost $2,143,615)                                            555,600
                                                                          ---------------

   PRINCIPAL
    AMOUNT                                                                     VALUE
   ---------                                                                   -----
SHORT-TERM INVESTMENTS (4.0%)
$   40,000,000       Abbey National, PLC
                     5.210%, 02/01/07                                          40,000,000
     1,000,000       Citigroup, Inc.
                     5.210%, 02/01/07                                           1,000,000
                                                                          ---------------
                     TOTAL SHORT-TERM INVESTMENTS
                     (Cost $41,000,000)                                        41,000,000
                                                                          ---------------
TOTAL INVESTMENTS (99.4%)
(Cost $950,059,192)                                                           999,562,768
                                                                          ---------------

   NUMBER OF
    SHARES                                                                     VALUE
   ---------                                                                   -----
COMMON STOCKS SOLD SHORT (-32.0%)
                     CONSUMER DISCRETIONARY (-4.6%)
      (267,000)      ArvinMeritor, Inc.                                        (5,139,750)
       (87,000)      Coach, Inc.                                               (3,989,820)
      (133,000)      Dreamworks Animation SKG, Inc.                            (3,747,940)
    (1,450,500)      Ford Motor Company                                       (11,792,565)
      (141,000)      International Game Technology                             (6,127,860)
       (77,000)      Kohl's Corp.                                              (5,460,070)
       (29,300)      Sears Holdings Corp.                                      (5,175,845)


                See accompanying Notes to Schedule of Investments

                       CALAMOS MARKET NEUTRAL INCOME FUND

SCHEDULE OF INVESTMENTS JANUARY 31, 2007 (UNAUDITED)

   NUMBER OF
    SHARES                                                                     VALUE
   ---------                                                                   -----
      (214,000)      Tempur-Pedic International, Inc.                     $    (5,093,200)
                                                                          ---------------
                                                                              (46,527,050)
                                                                          ---------------
                     CONSUMER STAPLES (-0.5%)
       (90,000)      Chattem, Inc.                                             (5,169,600)
                                                                          ---------------
                     ENERGY (-1.9%)
       (82,000)      Cameron International Corp.                               (4,305,000)
      (220,500)      Chesapeake Energy Corp.                                   (6,529,005)
       (68,000)      ENSCO International, Inc.                                 (3,459,160)
       (18,000)      Halliburton Company                                         (531,720)
       (87,000)      Superior Energy Services, Inc.                            (2,637,840)
       (78,500)      Willbros Group, Inc.                                      (1,625,735)
                                                                          ---------------
                                                                              (19,088,460)
                                                                          ---------------
                     FINANCIALS (-2.7%)
      (114,000)      A.G. Edwards, Inc.                                        (7,547,940)
      (124,500)      AmeriCredit Corp.                                         (3,378,930)
      (211,600)      BankUnited Financial Corp.                                (5,838,044)
        (4,700)      Chicago Mercantile Exchange Holdings, Inc.                (2,647,510)
       (62,300)      CompuCredit Corp.                                         (2,204,797)
       (42,100)      Prudential Financial, Inc.                                (3,752,373)
       (11,000)      SLM Corp.                                                   (505,560)
       (35,000)      World Acceptance Corp.                                    (1,540,350)
                                                                          ---------------
                                                                              (27,415,504)
                                                                          ---------------
                     HEALTH CARE (-6.2%)
      (118,000)      Baxter International, Inc.                                (5,859,880)
       (83,000)      Biogen Idec, Inc.                                         (4,012,220)
      (549,650)      BioMarin Pharmaceutical, Inc.                            (10,410,371)
       (83,200)      Edwards Lifesciences Corp.                                (4,256,512)
      (546,500)      Emdeon Corp.                                              (7,793,090)
      (200,000)      Five Star Quality Care, Inc.                              (2,426,000)
       (51,750)      Gilead Sciences, Inc.                                     (3,328,560)
       (99,000)      Henry Schein, Inc.                                        (5,026,230)
      (205,000)      ISIS Pharmaceuticals, Inc.                                (2,129,950)
       (98,000)      McKesson Corp.                                            (5,463,500)
      (280,800)      Millennium Pharmaceuticals, Inc.                          (3,116,880)
       (47,750)      Regeneron Pharmaceuticals, Inc.                             (949,748)
      (214,400)      Thoratec Corp.                                            (3,861,344)
       (58,600)      United Therapeutics Corp.                                 (3,140,960)
                                                                          ---------------
                                                                              (61,775,245)
                                                                          ---------------
                     INDUSTRIALS (-6.6%)
       (71,100)      Alliant Techsystems, Inc.                                 (5,759,100)
       (55,950)      Ceradyne, Inc.                                            (3,025,776)
      (156,000)      Covanta Holding Corp.                                     (3,690,960)
      (132,300)      DRS Technologies, Inc.                                    (7,329,420)
       (93,000)      EnPro Industries, Inc.                                    (3,073,650)
       (42,000)      Expeditors International of Washington, Inc.              (1,792,980)
      (104,200)      General Cable Corp.                                       (4,494,146)
       (62,000)      McDermott International, Inc.                             (3,201,680)
       (62,105)      Northrop Grumman Corp.                                    (4,405,729)
      (165,300)      Orbital Sciences Corp.                                    (2,820,018)
      (144,000)      School Specialty, Inc.                                    (5,608,800)
       (60,000)      Terex Corp.                                               (3,413,400)
      (173,000)      Trinity Industries, Inc.                                  (6,617,250)
      (128,500)      Triumph Group, Inc.                                       (7,221,700)
       (56,000)      WESCO International, Inc.                                 (3,400,320)
                                                                          ---------------
                                                                              (65,854,929)

   NUMBER OF
    SHARES                                                                     VALUE
   ---------                                                                   -----
                     INFORMATION TECHNOLOGY (-8.1%)
      (145,000)      ASM Lithography Holding, NV                          $    (3,700,400)
      (156,000)      BMC Software, Inc.                                        (5,364,840)
      (126,000)      Cognos, Inc.                                              (5,434,380)
      (133,600)      Coherent, Inc.                                            (4,108,200)
       (73,200)      Diodes Incorporated                                       (2,684,244)
      (740,000)      EMC Corp.                                                (10,352,600)
       (25,000)      F5 Networks, Inc.                                         (1,786,000)
    (1,630,350)      Finisar Corp.                                             (5,282,334)
      (189,000)      Informatica Corp.                                         (2,373,840)
       (58,000)      Infosys Technologies, Ltd.                                (3,364,000)
       (80,000)      International Rectifier Corp.                             (3,338,400)
      (105,260)      Itron, Inc.                                               (6,067,186)
      (205,000)      Kemet Corp.                                               (1,545,700)
       (80,000)      Lam Research Corp.                                        (3,664,800)
      (142,000)      Macrovision Corp.                                         (3,511,660)
    (1,018,000)      ON Semiconductor Corp.                                    (8,510,480)
      (143,000)      Polycom, Inc.                                             (4,807,660)
      (366,500)      RF Micro Devices, Inc.                                    (2,829,380)
      (125,000)      Xilinx, Inc.                                              (3,037,500)
                                                                          ---------------
                                                                              (81,763,604)
                                                                          ---------------
                     MATERIALS (-0.2%)
       (71,200)      Headwaters Inc.                                           (1,617,663)
                                                                          ---------------
                     TELECOMMUNICATION SERVICES (-1.2%)
      (173,800)      Crown Castle International Corp.                          (6,110,808)
      (335,000)      Qwest Communications International, Inc.                  (2,730,250)
      (143,510)      Time Warner Telecom, Inc.                                 (3,340,913)
                                                                          ---------------
                                                                              (12,181,971)
                                                                          ---------------
                     TOTAL COMMON STOCKS SOLD SHORT
                     (Proceeds $294,736,908)                                 (321,394,026)
                                                                          ---------------

   NUMBER OF
   CONTRACTS                                                                   VALUE
   ---------                                                                   -----
WRITTEN OPTION (-0.5%)

                     FINANCIALS (-0.5%)
                     S & P 500 Index#
           465       Call, 03/17/07, Strike $1,460.00                            (474,300)
           355       Call, 04/21/07, Strike $1,450.00                            (921,225)
           290       Call, 03/17/07, Strike $1,400.00                          (1,451,450)
           250       Call, 03/17/07, Strike $1,440.00                            (518,750)
           200       Call, 03/17/07, Strike $1,355.00                          (1,807,000)
           200       Call, 03/17/07, Strike $1,450.00                            (298,000)
                                                                          ---------------
                     TOTAL WRITTEN OPTIONS
                     (Premium $4,043,096)                                      (5,470,725)
                                                                          ---------------
OTHER ASSETS, LESS LIABILITIES (33.1%)                                        332,642,854
                                                                          ---------------
NET ASSETS (100.0%)                                                       $ 1,005,340,871
                                                                          ---------------

                See accompanying Notes to Schedule of Investments

                       CALAMOS MARKET NEUTRAL INCOME FUND

SCHEDULE OF INVESTMENTS JANUARY 31, 2007 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS

* 144A securities are those that are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are generally issued to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must generally be effected through a sale that is exempt from registration (e.g. a sale to another QIB), or the security must be registered for public sale. At January 31, 2007, the market value of 144A securities that were not subject to mandatory issuer registration obligations is $105,109,195 or 10.5% of net assets.

#    Non-income producing security.

++ Variable rate or step bond security. The interest rate shown is the rate in effect at January 31, 2007.

~ Security, or portion of security, is held in a segregated account as collateral for securities sold short aggregating a total market value of $329,083,457.

@@ Security position is held in a segregated account as collateral for written options aggregating a total market value of $154,185,472.

                See accompanying Notes to Schedule of Investments

                            CALAMOS MULTI-FUND BLEND

SCHEDULE OF INVESTMENTS JANUARY 31, 2007 (UNAUDITED)

   NUMBER OF
     SHARES                                                                    VALUE
   ---------                                                                   -----
AFFILIATED INVESTMENT COMPANIES (98.8%)
       573,500       Calamos Global Growth & Income Fund - Class
                     I Shares (cost $6,038,800)                           $     6,274,089
       104,778       Calamos Growth Fund - Class I Shares (cost
                     $6,038,800)                                                6,144,190
       446,887       Calamos Value Fund - Class I Shares (cost
                     $6,038,800)                                                6,193,850
                                                                          ---------------
                                                                               18,612,129
                                                                          ---------------
                     TOTAL AFFILIATED INVESTMENT COMPANIES
                     (Cost $18,116,400)                                        18,612,129
                                                                          ---------------
TOTAL INVESTMENTS (98.8%)
(Cost $18,116,400)                                                             18,612,129
                                                                          ---------------
OTHER ASSETS, LESS LIABILITIES (1.2%)                                             218,583
                                                                          ---------------
NET ASSETS (100.0%)                                                       $    18,830,712
                                                                          ---------------

                See accompanying notes to Schedule of Investments

NOTE 1

ORGANIZATION. CALAMOS INVESTMENT TRUST, a Massachusetts business trust organized December 21, 1987 (the "Trust"), consists of ten series, Growth Fund, Blue Chip Fund, Value Fund, International Growth Fund, Global Growth and Income Fund, Growth and Income Fund, High Yield Fund, Convertible Fund, Market Neutral Income Fund, and Multi-Fund Blend (the "Funds"). Each Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. As of January 31, 2007 the Trust currently offers Class A, Class B, Class C, and Class I shares of each of the Funds. Global Equity Fund and Class R shares for all series commenced operations on March 1, 2007. The Convertible Fund is closed to all new investments, subject to the exceptions enumerated in the Prospectus.

PORTFOLIO VALUATION. The valuation of the Funds' portfolio securities is in accordance with policies and procedures adopted by and under the ultimate supervision of the Board of Trustees.

Portfolio securities that are traded on U.S. securities exchanges, except option securities, are valued at the last current reported sales price at the time as of which a Fund determines its NAV. Securities traded in the over-the-counter ("OTC") market and quoted on The Nasdaq Stock Market are valued at the Nasdaq Official Closing Price ("NOCP"), as determined by Nasdaq, or lacking a NOCP, the last current reported sale price on Nasdaq at the time as of which a Fund determines its NAV.

When a most recent last sale or closing price is not available, portfolio securities, other than option securities, that are traded on a U.S. securities exchange and other securities traded in the OTC market are valued at the mean between the most recent bid and asked quotations in accordance with guidelines adopted by the Board of Trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the Board of Trustees. Each OTC option that is not traded through the Options Clearing Corporation is valued by the counterparty to such option. If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security, including any thinly-traded security, junk bond or synthetic convertible instrument, is valued at a fair value by the pricing committee, under the ultimate supervision of the Board of Trustees, following the guidelines and/or procedures adopted by the Board of Trustees.

Trading in securities on European and Far Eastern securities exchanges and OTC markets is typically completed at various times before the close of business on each day on which the NYSE is open. Each security trading on these exchanges is evaluated utilizing a systematic fair valuation model provided by an independent pricing service approved by the Board of Trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last current sale price at the time as of which the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time, in accordance with guidelines adopted by the Board of Trustees. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund's NAV is not calculated. As stated above, if the market prices are not readily available or are not reflective of a security's fair value, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the Board of Trustees, following the guidelines and/or procedures adopted by the Board of Trustees.

Each Fund also may use fair value pricing, pursuant to Board of Trustees guidelines and under the ultimate supervision of the Board of Trustees if the value of a foreign security it holds is materially affected by events occurring before their pricing time but after the close of the primary market or exchange on which the security is traded. Those procedures may utilize valuations furnished by pricing services approved by the Board of Trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices.

Multi-Fund Blend's NAV per share is based on the NAV of each of the underlying funds, which is based on the total value of all the portfolio securities and other assets that it holds as of a specified time.

INVESTMENT TRANSACTIONS. Short-term and long-term investment transactions are recorded on a trade date basis on January 31, 2007.

FOREIGN CURRENCY TRANSLATION. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

OPTION TRANSACTIONS. For hedging and investment purposes, each Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option, is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a written put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

NOTE 2

INVESTMENTS. The following information is presented on a Federal income tax basis as of January 31, 2007. Differences between the cost basis under US generally accepted accounting principles and Federal income tax purposes are primarily due to timing differences.

                                                                                  INTERNATIONAL
                                  GROWTH FUND     BLUE CHIP FUND    VALUE FUND     GROWTH FUND
                                ---------------   --------------   ------------   -------------
Cost basis of investments       $16,054,485,521    $144,534,407    $134,246,549   $285,696,281
                                ---------------    ------------    ------------   ------------
Gross unrealized appreciation   $ 3,215,778,501    $ 30,309,573    $ 27,584,559   $ 63,936,841
Gross unrealized depreciation   $   (84,610,631)   $ (1,240,361)   $     (2,801)  $   (184,611)
                                ---------------    ------------    ------------   ------------
Net unrealized appreciation
   (depreciation)               $ 3,131,167,870    $ 29,069,212    $ 27,581,758   $ 63,752,230
                                ---------------    ------------    ------------   ------------

                                 GLOBAL GROWTH      GROWTH AND         HIGH
                                AND INCOME FUND     INCOME FUND     YIELD FUND
                                ---------------   --------------   ------------
Cost basis of investments        $908,961,364     $6,664,029,213   $258,553,930
                                 ------------     --------------   ------------
Gross unrealized appreciation    $151,127,097     $  836,674,517   $ 14,366,091
Gross unrealized depreciation    $ (4,616,962)    $  (36,559,009)  $ (1,305,233)
                                 ------------     --------------   ------------
Net unrealized appreciation
   (depreciation)                $146,510,135     $  800,115,508   $ 13,060,858
                                 ------------     --------------   ------------

                                 CONVERTIBLE   MARKET NEUTRAL    MULTI-FUND
                                    FUND         INCOME FUND       BLEND
                                ------------   --------------   -----------
Cost basis of investments       $887,599,095    $951,780,400    $18,116,400
                                ------------    ------------    -----------
Gross unrealized appreciation   $ 74,527,779    $ 54,895,279    $   497,985
Gross unrealized depreciation   $ (9,853,330)   $ (7,112,911)   $    (2,256)
                                ------------    ------------    -----------
Net unrealized appreciation
   (depreciation)               $ 64,674,449    $ 47,782,368    $   495,729
                                ------------    ------------    -----------

NOTE 3

SHORT SALES. Securities sold short represent obligations to purchase the securities at a future date at then prevailing prices. A Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

To secure its obligation to deliver to the broker-dealer the securities sold short, the Fund must segregate an amount of cash or liquid securities with its custodian equal to any excess of the current market value of the securities sold short over any cash or liquid securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). As a result of that requirement, the Fund will not gain any leverage merely by selling short, except to the extent that it earns interest or other income or gains on the segregated cash or liquid securities while also being subject to the possibility of gain or loss from the securities sold short.

NOTE 4

FORWARD FOREIGN CURRENCY CONTRACTS. Each Fund may engage in portfolio hedging with respect to changes in currency exchange rates by entering into foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include, among other things, movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The net unrealized gain, if any, represents the credit risk to the Fund on a forward foreign currency contract. The contracts are valued daily at forward exchange rates and an unrealized gain or loss is recorded. The Fund realizes a gain or loss when a position is closed or upon settlement of the contracts. The counterparties to all forward foreign currency contracts at January 31, 2007 were multinational banks.

As of January 31, 2007, the International Growth Fund had the following open forward foreign currency contracts:

                         SETTLEMENT      LOCAL       CURRENT    UNREALIZED
                            DATE        CURRENCY      VALUE     GAIN(LOSS)
                         ----------   -----------   ---------   ----------
Long Contracts
Indian Rupee               4/26/07    407,158,000   9,127,909    $ (1,194)
Mexican Peso               4/26/07     34,268,000   3,100,066     (12,608)
                                                                 --------
                                                                 $(13,802)

As of January 31, 2007, the Global Growth and Income Fund had the following open forward foreign currency contracts:

                         SETTLEMENT                      CURRENT     UNREALIZED
                            DATE      LOCAL CURRENCY      VALUE      GAIN(LOSS)
                         ----------   --------------   -----------   ----------
Short Contracts
Australian Dollar          4/26/07        19,814,000    15,352,138   $ 289,826
British Pound Sterling     4/26/07        15,823,000    31,077,917     206,889
Euro                       4/26/07        59,583,000    77,944,085     (54,804)
Hong Kong Dollar           4/26/07       126,889,000    16,299,570      22,868
Indian Rupee               4/26/07       647,497,000    14,515,971       1,899
Japanese Yen               4/26/07    12,014,447,000   100,698,237    (714,823)
Mexican Peso               4/26/07       225,860,000    20,432,503      83,101
Norwegian Krone            4/26/07        36,594,000     5,882,252    (154,703)
Swedish Krona              4/26/07        27,155,000     3,925,668     (14,356)
Swiss Franc                4/26/07        91,606,000    74,203,739      70,995
                                                                     ---------
                                                                     $(263,108)

As of January 31, 2007, the Convertible Fund had the following open forward foreign currency contracts:

                         SETTLEMENT      LOCAL        CURRENT    UNREALIZED
                            DATE        CURRENCY       VALUE     GAIN(LOSS)
                         ----------   -----------   ----------   ----------
Short Contracts
Euro                       4/26/07      8,986,000   11,755,124      (8,265)
Japanese Yen               4/26/07    234,585,000    1,966,158     (13,957)
Swiss Franc                4/26/07     22,401,000   18,145,514      17,361
                                                                  --------
                                                                  $ (4,861)

NOTE 5

SYNTHETIC CONVERTIBLE INSTRUMENTS. The Funds may establish a "synthetic" convertible instrument by combining separate securities that possess the economic characteristics similar to a convertible security, i.e., fixed-income securities ("fixed-income component", which may be a convertible or non-convertible security) and the right to acquire equity securities ("convertible component"). The fixed-income component is achieved by investing in fixed income securities such as bonds, preferred stocks, and money market instruments. The convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index. In establishing a synthetic instrument, the Funds may pool a basket of fixed-income securities and a basket of warrants or options that produce the economic characteristics similar to a convertible security. Within each basket of fixed-income securities and warrants or options, different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.

The Funds may purchase synthetic securities created by other parties, typically investment banks, including convertible structured notes. Convertible structured notes are fixed-income debentures linked to equity. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible. Purchasing synthetic convertible securities may offer more flexibility than purchasing a convertible security.

NOTE 6

SECURITIES LENDING. For the period ended January 31, 2007, the Funds disclosed below loaned one or more of their securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Funds. The Funds continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receive an additional return that may be in the form of a fixed fee or a percentage of the collateral. The Funds may pay reasonable fees to persons unaffiliated with the Funds for services in arranging these loans. The Funds have the right to call the loan and obtain the securities loaned at any time on notice of not less than five business days. The Funds do not have the right to vote the securities during the existence of the loan but could call the loan in an attempt to permit voting of the securities in certain circumstances. Upon return of the securities loaned, the cash or cash equivalent collateral will be returned to the borrower. In the event of bankruptcy or other default of the borrower, the Funds could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Funds seek to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) the expenses of enforcing their rights. In an effort to reduce these risks, the Funds' securities lending agent monitors, and reports to Calamos Advisors on, the creditworthiness of the firms to which a Fund lends securities. At January 31, 2007, the Growth Fund, Blue Chip Fund, Value Fund, Global Growth and Income Fund, Growth and Income Fund, High Yield Fund, and Convertible Fund had securities valued at $2,563,969,256;

$16,014,030; $13,727,499; $80,774,164; $886,251,396; $26,362,507; and
$148,429,671, respectively, on loan to broker-dealers and banks and Growth Fund, Blue Chip Fund, Value Fund, Global Growth and Income Fund, Growth and Income Fund, High Yield Fund, and Convertible Fund had $2,631,792,000; $16,304,000; $13,879,000; $82,312,000; $908,584,000; $27,408,000; and $151,884,000,
respectively, in cash or cash equivalent collateral.

ITEM 2. CONTROLS AND PROCEDURES.

a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

     (a) Certification of Principal Executive Officer.

     (b) Certification of Principal Financial Officer.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Advisors Trust


By: /s/ John P. Calamos, Sr.
    ------------------------------------
Name: John P. Calamos, Sr.
Title: Principal Executive Officer
Date: March 28, 2007
      --------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


Calamos Advisors Trust


By: /s/ John P. Calamos, Sr.
    ------------------------------------
Name: John P. Calamos, Sr.
Title: Principal Executive Officer
Date: March 28, 2007
      --------------


By: /s/ Patrick H. Dudasik
    ------------------------------------
Name: Patrick H. Dudasik
Title: Principal Financial Officer
Date: March 28, 2007
      --------------